THE ORCHARD SERIES FUND

                Financial Statements and Financial Highlights for the Six Months Ended April 30, 2002 and the Year Ended October 31, 2001

THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2002
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  ORCHARD             ORCHARD            ORCHARD
                                                                                DJIAsm INDEX         INDEX 600         MONEY MARKET
                                                                                    FUND                FUND              FUND
                                                                                -------------       -------------     --------------
                                                                                -------------       -------------     --------------
ASSETS:
     Investments in securities, market value  (1)                             $    8,663,985      $  180,151,599    $     7,040,522
     Cash                                                                            271,488                                 10,726
     Dividends and interest receivable                                                 8,325              53,007
     Subscriptions receivable                                                         42,387             351,931
     Receivable for investments sold                                                                   3,264,000            191,000
     Variation margin on futures contracts                                             1,340              86,950
                                                                                -------------       -------------     --------------
                                                                                -------------       -------------     --------------

     Total assets                                                                  8,987,525         183,907,487          7,242,248
                                                                                -------------       -------------     --------------
                                                                                -------------       -------------     --------------

LIABILITIES:
     Dividends payable                                                                                                          268
     Due to investment adviser                                                         4,721              92,014              2,882
     Redemptions payable                                                               6,168             104,405
     Payable for investments purchased                                                99,781           3,439,829            190,990
     Payable to custodian                                                                                 61,235
                                                                                -------------       -------------     --------------
                                                                                -------------       -------------     --------------

     Total liabilities                                                               110,670           3,697,483            194,140
                                                                                -------------       -------------     --------------
                                                                                -------------       -------------     --------------

NET ASSETS                                                                    $    8,876,855      $  180,210,004    $     7,048,108
                                                                                =============       =============     ==============
                                                                                =============       =============     ==============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                              $    9,223,683      $  156,871,593    $     7,048,108
     Net unrealized appreciation (depreciation) on investments and futures contracts (53,658)         23,302,099
     Undistributed net investment income                                              42,813              31,473
     Accumulated net realized gain (loss) on investments and futures contracts      (335,983)              4,839
                                                                                -------------       -------------     --------------
                                                                                -------------       -------------     --------------

NET ASSETS                                                                    $    8,876,855      $  180,210,004    $     7,048,108
                                                                                =============       =============     ==============
                                                                                =============       =============     ==============

NET ASSET VALUE PER OUTSTANDING SHARE                                         $       8.8370      $      12.6971    $        1.0000
(Offering and Redemption Price)                                                 =============       =============     ==============
                                                                                =============       =============     ==============

SHARES OF CAPITAL STOCK OUTSTANDING                                                1,004,509          14,193,031          7,048,108

(1)  Cost of investments in securities:                                       $    8,703,203      $  156,824,950    $     7,040,522

See notes to financial statements.                                                                                       (Continued)

THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2002
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                              ORCHARD             ORCHARD S&P          ORCHARD
                                                                             NASDAQ-100          500 INDEX(R)          VALUE
                                                                             INDEX(R)FUND           FUND               FUND
                                                                            ----------------------------------      --------------
                                                                            -------------       --------------      --------------
ASSETS:
     Investments in securities, market value  (1)                         $   10,284,352      $   504,619,595     $     2,428,352
     Cash                                                                        806,130                                   49,464
     Dividends and interest receivable                                               662              430,768               3,315
     Subscriptions receivable                                                     42,191              582,416               5,278
     Receivable for investments sold                                                                2,544,000              76,931
     Variation margin on futures contracts                                        21,220               14,300
                                                                            -------------       --------------      --------------
                                                                            -------------       --------------      --------------

     Total assets                                                             11,154,555          508,191,079           2,563,340
                                                                            -------------       --------------      --------------
                                                                            -------------       --------------      --------------

LIABILITIES:
     Due to investment adviser                                                     6,389              284,340               2,731
     Redemptions payable                                                           4,348              481,162
     Payable for investments purchased                                                              2,589,418              62,995
     Payable to custodian                                                                              45,169
                                                                            -------------       --------------      --------------
                                                                            -------------       --------------      --------------

     Total liabilities                                                            10,737            3,400,089              65,726
                                                                            -------------       --------------      --------------
                                                                            -------------       --------------      --------------

NET ASSETS                                                                $   11,143,818      $   504,790,990     $     2,497,614
                                                                            =============       ==============      ==============
                                                                            =============       ==============      ==============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                          $   19,300,396      $   498,747,196     $     2,718,470
     Net unrealized appreciation (depreciation) on investments and            (1,885,465)           5,236,589             (84,611)
      futures contracts
     Undistributed net investment income (loss)                                  (41,241)           1,223,943               6,920
     Accumulated net realized loss on investments and futures contracts       (6,229,872)            (416,738)           (143,165)
                                                                            -------------       --------------      --------------
                                                                            -------------       --------------      --------------

NET ASSETS                                                                $   11,143,818      $   504,790,990     $     2,497,614
                                                                            =============       ==============      ==============
                                                                            =============       ==============      ==============

NET ASSET VALUE PER OUTSTANDING SHARE                                     $       3.2622      $       12.0033     $        9.2727
     (Offering and Redemption Price)                                        =============       ==============      ==============
                                                                            =============       ==============      ==============


SHARES OF CAPITAL STOCK OUTSTANDING                                            3,416,051           42,054,308             269,351

(1)  Cost of investments in securities:                                   $   12,109,517      $   499,220,556     $     2,512,963

See notes to financial statements.                                                                                     (Concluded)

THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                ORCHARD             ORCHARD            ORCHARD
                                                                               DJIAsm INDEX        INDEX 600         MONEY MARKET
                                                                                  FUND               FUND               FUND
                                                                              -------------      --------------     --------------
                                                                              -------------      --------------     --------------

INVESTMENT INCOME:
    Interest                                                                $        1,345     $        29,007    $        69,399
    Dividends                                                                      122,732             577,756
    Foreign withholding tax                                                                               (314)
                                                                              -------------      --------------     --------------
                                                                              -------------      --------------     --------------

    Total income                                                                   124,077             606,449             69,399
                                                                              -------------      --------------     --------------
                                                                              -------------      --------------     --------------

EXPENSES:
    Investment management fees                                                      41,216             481,672              6,788
    Investment administration fees                                                                                         70,152
    Custodial fees                                                                                                          5,648
    Audit fees                                                                                                              5,044
    Other expenses                                                                                                         14,426
                                                                              -------------      --------------     --------------
                                                                              -------------      --------------     --------------

    Total expenses                                                                  41,216             481,672            102,058

    Less amount reimbursed by investment adviser                                                                           86,445
                                                                              -------------      --------------     --------------
                                                                              -------------      --------------     --------------

    Net expenses                                                                    41,216             481,672             15,613
                                                                              -------------      --------------     --------------
                                                                              -------------      --------------     --------------

NET INVESTMENT INCOME                                                               82,861             124,777             53,786
                                                                              -------------      --------------     --------------
                                                                              -------------      --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                       (231,728)          2,821,896
    Net realized gain on futures contracts                                          35,754             462,125
    Change in net unrealized appreciation (depreciation) on                      1,260,529          32,611,180
        investments
    Change in net unrealized depreciation on futures contracts                      (1,040)           (142,811)
                                                                              -------------      --------------     --------------
                                                                              -------------      --------------     --------------

    Net realized and unrealized gain on investments and futures                  1,063,515          35,752,390
        contracts
                                                                              -------------      --------------     --------------
                                                                              -------------      --------------     --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $    1,146,376     $    35,877,167    $        53,786
                                                                              =============      ==============     ==============
                                                                              =============      ==============     ==============

See notes to financial statements.                                                                                     (Continued)

THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2002
UNAUDITED
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                ORCHARD            ORCHARD S&P          ORCHARD
                                                                               NASDAQ-100         500 INDEX(R)           VALUE
                                                                              INDEX(R)FUND            FUND               FUND
                                                                              ---------------------------------      --------------
                                                                              -------------      --------------      --------------

INVESTMENT INCOME:
    Interest                                                                $        2,442     $        29,159     $           183
    Dividends                                                                        5,300           3,646,186              24,157
    Foreign withholding tax                                                                             (3,389)
                                                                              -------------      --------------      --------------
                                                                              -------------      --------------      --------------

    Total income                                                                     7,742           3,671,956              24,340
                                                                              -------------      --------------      --------------
                                                                              -------------      --------------      --------------

EXPENSES:
    Investment management fees                                                      48,983           1,606,413              12,817
                                                                              -------------      --------------      --------------
                                                                              -------------      --------------      --------------

NET INVESTMENT INCOME (LOSS)                                                       (41,241)          2,065,543              11,523
                                                                              -------------      --------------      --------------
                                                                              -------------      --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                     (5,372,627)          3,422,306             (43,780)
    Net realized gain on futures contracts                                          88,685             271,490
    Change in net unrealized appreciation (depreciation) on investments          4,315,624           5,994,825             153,466
    Change in net unrealized depreciation on futures contracts                    (165,140)           (179,715)
                                                                              -------------      --------------      --------------
                                                                              -------------      --------------      --------------

    Net realized and unrealized gain (loss) on investments and futures          (1,133,458)          9,508,906             109,686
        contracts
                                                                              -------------      --------------      --------------
                                                                              -------------      --------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $   (1,174,699)    $    11,574,449     $       121,209
                                                                              =============      ==============      ==============
                                                                              =============      ==============      ==============

See notes to financial statements.                                                                                      (Concluded)

THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 2002 AND YEAR ENDED OCTOBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                            ORCHARD                       ORCHARD                   ORCHARD
                                                         DJIASM INDEX FUND            INDEX 600 FUND           MONEY MARKET FUND
                                                      ------------------------    ------------------------   ----------------------
                                                      ------------------------    ------------------------   ----------------------
                                                         2002         2001           2002         2001         2002        2001
                                                      -----------  -----------    -----------  -----------   ----------  ----------
                                                      ------------------------    ------------------------   ----------------------
                                                      UNAUDITED                   UNAUDITED                  UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                             $  82,861 $     72,245   $    124,777 $    302,659  $    53,786 $   232,368
     Net realized gain (loss) on investments            (231,728)     (24,583)     2,821,896    6,722,752
     Net realized gain (loss) on futures contracts        35,754       (9,508)       462,125     (449,833)
     Change in net unrealized appreciation             1,260,529   (1,294,714)    32,611,180   (18,988,124)
        (depreciation)on investments
     Change in net unrealized appreciation                (1,040)      (13,400)      (142,811)     118,261
        (depreciation)on futures contracts
                                                      -----------  -----------    -----------  -----------   ----------  ----------
                                                      -----------  -----------    -----------  -----------   ----------  ----------

     Net increase (decrease) in net assets resulting   1,146,376   (1,269,960)    35,877,167   (12,294,285)     53,786     232,368
        from operations
                                                      -----------  -----------    -----------  -----------   ----------  ----------
                                                      -----------  -----------    -----------  -----------   ----------  ----------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                          (73,876)     (39,960)      (167,388)    (281,775)     (53,786)   (232,368)
     From net realized gains                             (76,612)     (18,297)    (7,632,698)  (24,145,413)
                                                      -----------  -----------    -----------  -----------   ----------  ----------
                                                      -----------  -----------    -----------  -----------   ----------  ----------

     Total distributions                                (150,488)     (58,257)    (7,800,086)  (24,427,188)    (53,786)   (232,368)
                                                      -----------  -----------    -----------  -----------   ----------  ----------
                                                      -----------  -----------    -----------  -----------   ----------  ----------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                10,727,231   14,594,956     47,051,208   93,359,653    1,480,627   2,823,151
     Reinvestment of distributions                       150,488       58,257      7,800,086   24,427,188       53,913     232,648
     Redemptions of shares                            (14,298,924) (3,127,959)    (50,340,049) (93,849,503)   (829,878)   (872,138)
                                                      -----------  -----------    -----------  -----------   ----------  ----------
                                                      -----------  -----------    -----------  -----------   ----------  ----------

     Net increase (decrease) in net assets            (3,421,205)  11,525,254      4,511,245   23,937,338      704,662   2,183,661
        resulting from share transactions
                                                      -----------  -----------    -----------  -----------   ----------  ----------
                                                      -----------  -----------    -----------  -----------   ----------  ----------

     Total increase (decrease) in net assets          (2,425,317)  10,197,037     32,588,326   (12,784,135)    704,662   2,183,661

NET ASSETS:
     Beginning of period                              11,302,172    1,105,135     147,621,678  160,405,813   6,343,446   4,159,785
                                                      -----------  -----------    -----------  -----------   ----------  ----------
                                                      -----------  -----------    -----------  -----------   ----------  ----------

     End of period  (1)                               $8,876,855 $ 11,302,172   $ 180,210,004$ 147,621,678 $ 7,048,108 $ 6,343,446
                                                      ===========  ===========    ===========  ===========   ==========  ==========
                                                      ===========  ===========    ===========  ===========   ==========  ==========

OTHER INFORMATION:

SHARES:
     Sold                                              1,209,154    1,613,784      3,955,154    8,079,054    1,480,627   2,823,151
     Issued in reinvestment of distributions              17,286        6,201        702,374    2,252,571       53,913     232,648
     Redeemed                                         (1,616,454)    (338,080)    (4,367,626)  (8,266,061)    (829,878)   (872,138)
                                                      -----------  -----------    -----------  -----------   ----------  ----------
                                                      -----------  -----------    -----------  -----------   ----------  ----------

     Net increase (decrease)                            (390,014)   1,281,905        289,902    2,065,564      704,662   2,183,661
                                                      ===========  ===========    ===========  ===========   ==========  ==========
                                                      ===========  ===========    ===========  ===========   ==========  ==========

(1) Including undistributed net investment income     $   42,813 $     33,828   $     31,473 $     74,084  $           $

See notes to financial statements.                                                                             (Continued)

THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 2002 AND YEAR ENDED OCTOBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                     ORCHARD NASDAQ-100               ORCHARD                      ORCHARD
                                                      INDEX(R)FUND             S&P 500 INDEX(R)FUND               VALUE FUND
                                                -------------------------   -------------------------    -------------------------
                                                -------------------------   -------------------------    -------------------------
                                                   2002         2001           2002          2001           2002         2001
                                                -----------  ------------   ------------  -----------    -----------  ------------
                                                -------------------------   -------------------------    -------------------------
                                                 UNAUDITED                    UNAUDITED                   UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                $  (41,241)$     (41,117) $   2,065,543 $  4,362,612   $     11,523 $      27,146
    Net realized gain (loss) on investments     (5,372,627)     (519,669)     3,422,306    5,501,907        (43,780)      411,637
    Net realized gain (loss) on futures             88,685      (414,318)       271,490   (2,791,218)
        contracts
    Change in net unrealized appreciation        4,315,624    (5,912,535)     5,994,825   (184,136,522)     153,466      (749,585)
        (depreciation) on investments
    Change in net unrealized appreciation         (165,140)      104,840       (179,715)     (86,360)
        (depreciation) on future contracts
                                                -----------  ------------   ------------  -----------    -----------  ------------
                                                -----------  ------------   ------------  -----------    -----------  ------------

    Net increase (decrease) in net assets       (1,174,699)   (6,782,799)    11,574,449   (177,149,581)     121,209      (310,802)
        resulting from operations
                                                -----------  ------------   ------------  -----------    -----------  ------------
                                                -----------  ------------   ------------  -----------    -----------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                               (2,272,222)  (4,186,541)       (10,890)      (30,260)
    From net realized gains                                                  (3,822,355)  (56,164,737)
                                                -----------  ------------   ------------  -----------    -----------  ------------
                                                -----------  ------------   ------------  -----------    -----------  ------------

    Total distributions                                  0             0     (6,094,577)  (60,351,278)      (10,890)      (30,260)
                                                -----------  ------------   ------------  -----------    -----------  ------------
                                                -----------  ------------   ------------  -----------    -----------  ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares           10,359,533    24,919,753     77,878,640   233,556,431       412,506     1,777,018
    Reinvestment of distributions                                             6,094,577   60,351,278         10,890        30,260
    Redemptions of shares                       (12,536,321)  (5,370,300)   (103,683,061) (242,106,701)    (365,463)   (2,673,653)
                                                -----------  ------------   ------------  -----------    -----------  ------------
                                                -----------  ------------   ------------  -----------    -----------  ------------

    Net increase (decrease) in net assets       (2,176,788)   19,549,453    (19,709,844)  51,801,008         57,933      (866,375)
        resulting from share transactions
                                                -----------  ------------   ------------  -----------    -----------  ------------
                                                -----------  ------------   ------------  -----------    -----------  ------------

    Total increase (decrease) in net assets     (3,351,487)   12,766,654    (14,229,972)  (185,699,851)     168,252    (1,207,437)

NET ASSETS:
    Beginning of period                         14,495,305     1,728,651    519,020,962   704,720,813     2,329,362     3,536,799
                                                -----------  ------------   ------------  -----------    -----------  ------------
                                                -----------  ------------   ------------  -----------    -----------  ------------

    End of period  (1)                        $ 11,143,818 $  14,495,305  $ 504,790,990 $ 519,020,962  $  2,497,614 $   2,329,362
                                                ===========  ============   ============  ===========    ===========  ============
                                                ===========  ============   ============  ===========    ===========  ============

OTHER INFORMATION:

SHARES:
    Sold                                         2,682,163     5,189,811      6,173,895   16,606,051         42,807       182,287
    Issued in reinvestment of distributions                                     488,156    4,102,274          1,161         3,010
    Redeemed                                    (3,401,060)   (1,261,544)    (8,226,963)  (17,178,820)      (38,511)     (271,903)
                                                -----------  ------------   ------------  -----------    -----------  ------------
                                                -----------  ------------   ------------  -----------    -----------  ------------

    Net increase (decrease)                       (718,897)    3,928,267     (1,564,912)   3,529,505          5,457       (86,606)
                                                ===========  ============   ============  ===========    ===========  ============
                                                ===========  ============   ============  ===========    ===========  ============

(1) Including undistributed net investment     $    (41,241)$           0  $   1,223,943 $  1,430,622   $      6,920 $       6,287
        income (loss)

See notes to financial statements.                                                                                     (Concluded)

THE ORCHARD SERIES FUND

ORCHARD DJIAsm INDEX FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the fund for the six months ended
April 30, 2002, the year ended October 31, 2001 and the period ended October 31,
2000 are as follows:

                                                       Six Months Ended   Period Ended October 31,
                                                                        -----------------------------
                                                                        -----------------------------
                                                       April 30, 2002      2001             2000
                                                       -------------    ------------     ------------
                                                          UNAUDITED                          (A)

Net Asset Value, Beginning of Period                 $       8.1047   $      9.8131    $     10.0000

Income from Investment Operations

Net investment income                                        0.0555          0.0638           0.0137
Net realized and unrealized gain (loss)                      0.7526         (1.6809)         (0.2006)
                                                       -------------    ------------     ------------
                                                       -------------    ------------     ------------

Total Income (Loss) From Investment Operations               0.8081         (1.6171)         (0.1869)
                                                       -------------    ------------     ------------
                                                       -------------    ------------     ------------

Less Distributions

From net investment income                                  (0.0372)        (0.0532)
From net realized gains                                     (0.0386)        (0.0381)
                                                       -------------    ------------     ------------
                                                       -------------    ------------     ------------

Total Distributions                                         (0.0758)        (0.0913)          0.0000
                                                       -------------    ------------     ------------
                                                       -------------    ------------     ------------

Net Asset Value, End of Period                       $       8.8370   $      8.1047    $      9.8131
                                                       =============    ============     ============
                                                       =============    ============     ============
                                                             0.0000          0.0000           0.0000

Total Return                                                  9.99%  #      (16.60%)          (1.87%)#

Net Assets, End of Period                            $    8,876,855   $  11,302,172    $   1,105,135

Ratio of Expenses to Average Net Assets                       0.60%  *        0.60%            0.60% *

Ratio of Net Investment Income to Average Net Assets          1.05%  *        1.06%            0.88% *

Portfolio Turnover Rate                                      80.47%  #       70.37%           12.27% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A) The portfolio commenced operations on August 28, 2000.
                                                                                          (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the fund for the six months ended
April 30, 2002, the years ended October 31, 2001, 2000, 1999 and 1998, and the period ended October 31, 1997 are as follows:

                                  Six Months Ended                  Period Ended October 31,
                                                   -------------------------------------------------------------
                                                   -------------------------------------------------------------
                                  April 30, 2002     2001         2000         1999        1998        1997
                                  ---------------  ----------  -----------  -----------  ----------  ----------
                                  ---------------  ----------  -----------  -----------  ----------  ----------
                                    UNAUDITED                                                          (A)
Net Asset Value, Beginning of Period   10.6179 $    13.5506 $    11.5689 $    10.4300 $   12.1191 $   10.0000

Income from Investment Operations

Net investment income                   0.0087       0.0204       0.0263       0.0235      0.0255      0.0238
Net realized and unrealized gain (loss) 2.6243      (0.9388)      2.6089       1.1728     (1.3719)     2.1191
                                  -------------  -----------  -----------  -----------  ----------  ----------
                                  -------------  -----------  -----------  -----------  ----------  ----------

Total Income (Loss) From
Investment Operations                   2.6330      (0.9184)      2.6352       1.1963     (1.3464)     2.1429
                                  -------------  -----------  -----------  -----------  ----------  ----------
                                  -------------  -----------  -----------  -----------  ----------  ----------

Less Distributions

From net investment income             (0.0118)     (0.0196)     (0.0302)     (0.0239)    (0.0167)    (0.0238)
From net realized gains                (0.5420)     (1.9947)     (0.6233)     (0.0335)    (0.3260)     0.0000
                                  -------------  -----------  -----------  -----------  ----------  ----------
                                  -------------  -----------  -----------  -----------  ----------  ----------

Total Distributions                    (0.5538)     (2.0143)     (0.6535)     (0.0574)    (0.3427)    (0.0238)
                                  -------------  -----------  -----------  -----------  ----------  ----------
                                  -------------  -----------  -----------  -----------  ----------  ----------

Net Asset Value, End of Period  $      12.6971 $    10.6179 $    13.5506 $    11.5689 $   10.4300 $   12.1191
                                  =============  ===========  ===========  ===========  ==========  ==========
                                  =============  ===========  ===========  ===========  ==========  ==========


Total Return                            25.55%  #    (7.06%)      23.75%       11.48%     (11.37%)     21.46% #

Net Assets, End of Period       $  180,210,004 $ 147,621,678$ 160,405,813$ 136,771,933$ 4,883,597 $ 5,469,919

Ratio of Expenses to
Average Net Assets                       0.60%  *     0.60%        0.60%        0.60%       0.60%       0.60% *

Ratio of Net Investment Income to
Average Net Assets                       0.16%  *     0.19%        0.21%        0.30%       0.22%       0.30% *

Portfolio Turnover Rate                 15.76%  #    58.40%       63.52%       40.90%      31.25%      21.58% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A) The portfolio commenced operations on February 3, 1997.
                                                                                                     (Continued)

THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the six months ended
April 30, 2002, the years ended October 31, 2001, 2000, 1999 and 1998, and the period ended October 31, 1997 are as follows:

                                      Six Months Ended                 Period Ended October 31,
                                                             -------------------------------------------------
                                                             -------------------------------------------------
                                      April 30, 2002 2001        2000        1999        1998         1997
                                      -----------------------  ----------  ----------  ----------   ----------
                                      -----------------------  ----------  ----------  ----------   ----------
                                            UNAUDITED                                                  (A)
Net Asset Value, Beginning of Period$     1.0000 $    1.0000 $    1.0000 $    1.0000 $    1.0000  $    1.0000

Income from Investment Operations

Net investment income                     0.0079      0.0432      0.0611      0.0458      0.0513       0.0363
                                      -----------  ----------  ----------  ----------  ----------   ----------
                                      -----------  ----------  ----------  ----------  ----------   ----------

Total Income From Investment Operations   0.0079      0.0432      0.0611      0.0458      0.0513       0.0363
                                      -----------  ----------  ----------  ----------  ----------   ----------
                                      -----------  ----------  ----------  ----------  ----------   ----------

Less Distributions

From net investment income               (0.0079)    (0.0432)    (0.0611)    (0.0458)    (0.0513)     (0.0363)
                                      -----------  ----------  ----------  ----------  ----------   ----------
                                      -----------  ----------  ----------  ----------  ----------   ----------

Total Distributions                      (0.0079)    (0.0432)    (0.0611)    (0.0458)    (0.0513)     (0.0363)
                                      -----------  ----------  ----------  ----------  ----------   ----------
                                      -----------  ----------  ----------  ----------  ----------   ----------

Net Asset Value, End of Period      $     1.0000 $    1.0000 $    1.0000 $    1.0000 $    1.0000  $    1.0000
                                      ===========  ==========  ==========  ==========  ==========   ==========
                                      ===========  ==========  ==========  ==========  ==========   ==========


Total Return                               0.79% #     4.39%       6.29%       4.68%       5.26%        3.69%#

Net Assets, End of Period           $  7,048,108 $ 6,343,446 $ 4,159,785 $ 3,746,859 $ 3,274,248  $ 3,110,727

Ratio of Expenses to Average Net Assets

- Before Reimbursement                     3.01% *     4.26%       4.72%       2.18%       3.57%        1.54%*
- After Reimbursement                      0.46% *     0.46%       0.46%       0.46%       0.46%        0.46%*


Ratio of Net Investment Income to
Average Net Assets

- Before Reimbursement                     (0.97%)*     0.46%       1.56%       2.88%       2.03%        3.79%*
- After Reimbursement                       1.58% *     4.26%       5.82%       4.60%       5.13%        4.88%*


# Based on operations for the period shown and, accordingly, is not representative of a full year.


Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.


*Annualized

(A) The portfolio commenced operations on February 3, 1997.
                                                                                                    (Continued)

THE ORCHARD SERIES FUND

ORCHARD NASDAQ-100 INDEX(R)FUND
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the fund for the six months ended
April 30, 2002, the year ended October 31, 2001 and the period ended October 31,
2000 are as follows:

                                                       Six Months Ended   Period Ended October 31,
                                                                        ------------------------------
                                                                        ------------------------------
                                                       April 30, 2002       2001             2000
                                                       -------------    -------------    -------------
                                                       ------------------------------    -------------
                                                          UNAUDITED                          (A)
Net Asset Value, Beginning of Period                 $       3.5056   $       8.3638   $      10.0000

Income from Investment Operations

Net investment income (loss)                                (0.0121)          0.0049          (0.0049)
Net realized and unrealized loss                            (0.2313)         (4.8631)         (1.6313)
                                                       -------------    -------------    -------------
                                                       -------------    -------------    -------------

Total Loss From Investment Operations                       (0.2434)         (4.8582)         (1.6362)
                                                       -------------    -------------    -------------
                                                       -------------    -------------    -------------

Net Asset Value, End of Period                       $       3.2622   $       3.5056   $       8.3638
                                                       =============    =============    =============
                                                       =============    =============    =============


Total Return                                                 (6.94%) #       (58.09%)         (16.36%)#

Net Assets, End of Period                            $   11,143,818   $   14,495,305   $    1,728,651

Ratio of Expenses to Average Net Assets                       0.60%  *         0.60%            0.60% *

Ratio of Net Investment Loss to Average Net Assets           (0.51%) *        (0.44%)          (0.40%)*

Portfolio Turnover Rate                                      48.15%  #        41.31%           13.52% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A) The portfolio commenced operations on August 28, 2000.
                                                                                           (Continued)

THE ORCHARD SERIES FUND

ORCHARD S&P 500 INDEX(R)FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the fund for the six months ended
April 30, 2002, the years ended October 31, 2001, 2000, 1999 and 1998, and the period ended October 31, 1997 are as follows:

                     Six Months EndePeriod Ended October 31,
                                                ----------------------------------------------------------------
                                                ----------------------------------------------------------------
                                 April 30, 2002    2001         2000         1999         1998          1997
                                 -------------- ------------  -----------  -----------  ------------  -----------
                                 -------------- ------------  -----------  -----------  ------------  -----------
                                   UNAUDITED                                                            (A)
Net Asset Value, Beginning of Period $11.8989  $   17.5786 $    17.2652 $    14.0808 $     11.6936 $    10.0000

Income from Investment Operations

Net investment income                 0.0489        0.0973       0.1116       0.1221        0.1282       0.0388
Net realized and unrealized gain (loss0.1965       (4.2645)      0.8215       3.3536        2.3471       1.6936
                                 ------------   -----------  -----------  -----------  ------------  -----------
                                 ------------   -----------  -----------  -----------  ------------  -----------

Total Income (Loss) From
Investment Operations                 0.2454       (4.1672)      0.9331       3.4757        2.4753       1.7324
                                 ------------   -----------  -----------  -----------  ------------  -----------
                                 ------------   -----------  -----------  -----------  ------------  -----------

Less Distributions

From net investment income           (0.0526)      (0.0958)     (0.1182)     (0.1243)      (0.0881)     (0.0388)
From net realized gains              (0.0884)      (1.4167)     (0.5015)     (0.1670)                    0.0000
                                 ------------   -----------  -----------  -----------  ------------  -----------
                                 ------------   -----------  -----------  -----------  ------------  -----------

Total Distributions                  (0.1410)      (1.5125)     (0.6197)     (0.2913)      (0.0881)     (0.0388)
                                 ------------   -----------  -----------  -----------  ------------  -----------
                                 ------------   -----------  -----------  -----------  ------------  -----------

Net Asset Value, End of Period $     12.0033  $    11.8989 $    17.5786 $    17.2652 $     14.0808 $    11.6936
                                 ============   ===========  ===========  ===========  ============  ===========
                                 ============   ===========  ===========  ===========  ============  ===========


Total Return                           2.02% #     (25.31%)       5.42%       24.92%        21.18%       17.38% #

Net Assets, End of Period      $ 504,790,990  $ 519,020,962$ 704,720,813$ 763,050,362$ 605,087,390 $ 492,866,332

Ratio of Expenses to
Average Net Assets                     0.60% *       0.60%        0.60%        0.60%         0.60%        0.60% *

Ratio of Net Investment Income to
Average Net Assets                     0.77% *       0.73%        0.63%        0.75%         0.96%        1.67% *

Portfolio Turnover Rate                2.45% #      14.00%       20.34%       17.09%        20.20%        0.45% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A) The portfolio commenced operations on February 3, 1997.
                                                                                                     (Continued)

THE ORCHARD SERIES FUND

ORCHARD VALUE FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the fund for the six months ended
April 30, 2002 and the years ended October 31, 2001, 2000 and 1999, and the period ended October 31, 1998, are as follows:

                                       Six Months EndPeriod Ended October 31,
                                                     ---------------------------------------------------
                                                     ---------------------------------------------------
                                       April 30, 2002   2001         2000         1999          1998
                                       ------------- ------------  -----------   ----------   -----------
                                       ------------- ------------  -----------   ----------   -----------
                                         UNAUDITED                                              (A)
Net Asset Value, Beginning of Period $     8.8269  $     9.9884 $     9.4086  $    9.0097  $    10.0000

Income from Investment Operations

Net investment income                      0.0426        0.3401       0.1263       0.1186        0.0730
Net realized and unrealized gain (loss)    0.4439       (1.1585)      0.5875       0.4667       (1.0275)
                                       -----------   -----------  -----------   ----------   -----------
                                       -----------   -----------  -----------   ----------   -----------

Total Income (Loss) From
Investment Operations                      0.4865       (0.8184)      0.7138       0.5853       (0.9545)
                                       -----------   -----------  -----------   ----------   -----------
                                       -----------   -----------  -----------   ----------   -----------

Less Distributions

From net investment income                (0.0407)      (0.3431)     (0.1340)     (0.1213)      (0.0358)
From net realized gains                    0.0000        0.0000       0.0000      (0.0651)
                                       -----------   -----------  -----------   ----------   -----------
                                       -----------   -----------  -----------   ----------   -----------

Total Distributions                       (0.0407)      (0.3431)     (0.1340)     (0.1864)      (0.0358)
                                       -----------   -----------  -----------   ----------   -----------
                                       -----------   -----------  -----------   ----------   -----------

Net Asset Value, End of Period       $     9.2727  $     8.8269 $     9.9884  $    9.4086  $     9.0097
                                       ===========   ===========  ===========   ==========   ===========
                                       ===========   ===========  ===========   ==========   ===========


Total Return                                5.51% #     (10.81%)       7.77%        6.49%        (9.58%) #

Net Assets, End of Period            $  2,497,614  $  2,329,362 $  3,296,033  $ 2,581,149  $  1,836,921

Ratio of Expenses to Average
Average Net Assets                          1.00%  *      1.00%        1.00%        1.00%         1.00%  *

Ratio of Net Investment Income to
Average Net Assets                          0.90%  *      0.96%        1.33%        1.34%         1.15%  *

Portfolio Turnover                         54.49% #      88.25%      175.74%      153.77%        79.58%  #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A) The portfolio commenced operations on March 2, 1998.

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------
UNAUDITED

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      The Orchard Series Fund (the Trust) is a Delaware business trust organized on July 23, 1996 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of six funds. Interests in the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), Orchard S&P 500 Index(R) (the Index Funds), Orchard Money Market Fund, and Orchard Value Funds (Collectively the Funds) are included herein and are represented by separate classes of beneficial interest of the Trust. The investment objective of each Fund is: to seek investment results that track as closely as possible the total return of the common stocks that comprise its benchmark index for each of the Index Funds; to seek as high a level of current income as is consistent with the preservation of capital and liquidity for the Orchard Money Market Fund; and to seek long-term capital appreciation by investing primarily in common stocks issued by U.S. companies when it is believed that such stocks are undervalued for the Orchard Value Fund. Each Fund is diversified as defined in the 1940 Act, with the exception of the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), and
      Orchard S&P 500 Index(R) Funds, which are non-diversified. The Trust is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A) and New England Financial and certain qualified retirement plans for which GWL&A and New England Financial provide administrative services.

      Initial capitalization of $100,000 for the Orchard Index 600, Orchard Money Market and Orchard S&P 500 Index(R) Funds was received on January 27, 1997 from GWL&A. Additional capitalization of $2,900,000 was received from GWL&A on February 3, 1997 for the Orchard Money Market Fund. Initial capitalization of $2,000,000 for the Orchard Value Fund was received on February 26, 1998 from GWL&A. Initial capitalization of $1,000,000 for the Orchard DJIASM Index Fund and $1,500,000 for the Orchard Nasdaq-100 Index(R) Fund was received on August 25, 2000 from GWL&A. At April 30, 2002, GWL&A's investment in the Funds totaled $7,478,722.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Trust.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.


      Financial Futures Contracts

      The Index Funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Orchard Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the Index Funds and Orchard Value Fund are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Funds is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily. For the Orchard Money Market Fund, discounts and premiums on securities purchased are amortized over the lives of the respective securities.

      Other

      The Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The cumulative effect of this accounting change had no impact on total net assets of the Funds.

      Federal Income Taxes

      For federal income tax purposes, each Fund of the Trust currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At April 30, 2002, the Orchard Nasdaq-100 Index(R) Fund had available for federal income tax purposes unused capital loss carryovers of $8,652 and $703,564, which expire in the years 2008 and 2009, respectively, and the Orchard Value Fund had available for federal income tax purposes unused capital loss carryovers of $77,693, which expire in the year 2008.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

2.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Trust has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Trust, the investment adviser receives monthly compensation at the annual rate of 0.20% of the average daily net assets of the Orchard Money Market Fund, 0.60% of the average daily net assets of the Index Funds and 1.00% of the average daily net assets of the Orchard Value Fund. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.46% of the average daily net assets of the Orchard Money Market Fund. Expenses incurred by the Trust, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Index Funds and the Orchard Value Fund, the management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly owned subsidiary of GWL&A, became the primary underwriter to distribute and market the Trust's Funds. Prior to that date, One Orchard Equities, a wholly owned subsidiary of One Corporation, handled the distribution and marketing. Financial Administrative Services Corporation, a wholly owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

      Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

3.    CAPITAL STOCK

      The Trust has authorized an unlimited number of shares with no stated par value for each Fund in the Trust. Shares may be issued in one or more series of shares and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

4.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended April 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                   Purchases          Sales
                                                                 --------------    ------------
     Orchard DJIASM Index Fund                                     10,112,276        13,695,315
     Orchard Index 600 Fund                                        25,069,544        30,100,381
     Orchard Nasdaq-100 Index(R)Fund                                6,875,928         8,187,959
     Orchard S&P 500 Index(R)Fund                                  12,965,335        33,433,033
     Orchard Value Fund                                            1,364,102          1,363,799

      For the six months ended April 30, 2002, there were no purchases or sales of U.S. Government securities.


5.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, were as follows:

                                   Cost For                                            Net
                                    Income                                          Unrealized
                                     Tax            Gross            Gross         Appreciation
                                   Purposes      Appreciation    Depreciation      (Depreciation)
                                 -------------   -------------   --------------    -------------
     Orchard DJIASM Index
       Fund                   $    9,137,529   $      311,147  $    (784,691)   $     (473,544)
     Orchard Index 600 Fund      159,940,415        39,784,546   (19,573,362)       20,211,184

     Orchard Nasdaq-100
       Index(R)Fund                14,030,369          321,162    (4,067,179)       (3,746,017)

     Orchard S&P 500 Index(R)
       Fund                      503,435,849        98,078,570   (96,894,824)        1,183,746
     Orchard Value Fund            2,531,025           148,411      (251,084)         (102,673)



6.      FUTURES CONTRACTS

      As of April 30, 2002, open futures contracts held by the Funds were as follows:

                                                        Number
                                                        of Long                    Unrealized
                                      Long Contracts    Contracts   Expiration    Depreciation
                                                                            Date
                                    ------------------- --------- ---------------  --------------
      Orchard DJIASM Index Fund         DJIA Index          2       June 2002    $ (14,440)
                                                                                  ==============

      Orchard Index 600 Fund           Russell 2000        15       June 2002    $ (24,550)
                                                                                  ==============

      Orchard Nasdaq-100 Index(R)       NASDAQ-100          3       June 2002    $ (24,200)
        Fund
                                     NASDAQ-100 E-Mini     23       June 2002      (36,100)
                                                                                  --------------
                                                                                 $ (60,300)
                                                                                  ==============

      Orchard S&P 500 Index(R)Fund         S&P 500          11       June 2002    $ (162,450)
                                                                                  ==============


The Orchard Series Fund
Schedule Of Investments
April 30, 2002

Orchard DJIA (SM) Index Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 7.9%
      5,958 Boeing Co                                                    265,727
      5,958 United Technologies Corp                                     418,073
                                                                        $683,800

AUTOMOBILES --- 4.4%
      5,958 General Motors Corp Class A                                  382,206
                                                                        $382,206

BANKS --- 2.4%
      5,958 JP Morgan Chase & Co                                         209,126
                                                                        $209,126

CHEMICALS --- 3.1%
      5,958 EI du Pont de Nemours & Co                                   265,131
                                                                        $265,131

COMPUTER HARDWARE & SYSTEMS --- 6.9%
      5,958 Hewlett-Packard Co                                           101,882
      5,958 International Business Machines Corp                         499,042
                                                                        $600,924

COMPUTER SOFTWARE & SERVICES --- 3.6%
      5,958 Microsoft Corp*                                              311,365
                                                                        $311,365

CONGLOMERATES --- 10.8%
      5,958 3M Co                                                        749,517
      5,958 General Electric Co                                          187,975
                                                                        $937,492

ELECTRONICS - SEMICONDUCTOR --- 2.0%
      5,958 Intel Corp                                                   170,458
                                                                        $170,458

FINANCIAL SERVICES --- 5.8%
      5,958 American Express Co                                          244,338
      5,958 Citigroup Inc                                                257,981
                                                                        $502,319

FOOD & BEVERAGES --- 3.8%
      5,958 Coca-Cola Co                                                 330,729
                                                                        $330,729

GOLD, METALS & MINING --- 2.3%
      5,958 Alcoa Inc                                                    202,751
                                                                        $202,751

HOUSEHOLD GOODS --- 6.2%
      5,958 Procter & Gamble Co                                          537,769
                                                                        $537,769

LEISURE & ENTERTAINMENT --- 1.6%
      5,958 Walt Disney Co                                               138,106
                                                                        $138,106

MACHINERY --- 3.8%
      5,958 Caterpillar Inc                                              325,426
                                                                        $325,426

MANUFACTURING --- 2.5%
      5,958 Honeywell International Inc                                  218,539
                                                                        $218,539

OIL & GAS --- 2.8%
      5,958 Exxon Mobil Corp                                             239,333
                                                                        $239,333

PAPER & FOREST PRODUCTS --- 2.8%
      5,958 International Paper Co                                       246,840
                                                                        $246,840

PHARMACEUTICALS --- 8.1%
      5,958 Johnson & Johnson                                            380,478
      5,958 Merck & Co Inc                                               323,758
                                                                        $704,236

PHOTOGRAPHY/IMAGING --- 2.2%
      5,958 Eastman Kodak Co                                             191,907
                                                                        $191,907

RESTAURANTS --- 2.0%
      5,958 McDonald's Corp                                              169,207
                                                                        $169,207

RETAIL --- 7.0%
      5,958 Home Depot Inc                                               276,272
      5,958 Wal-Mart Stores Inc                                          332,814
                                                                        $609,086

TELEPHONE & TELECOMMUNICATIONS --- 3.0%
      5,958 AT&T Corp                                                     78,169
      5,958 SBC Communications Inc                                       185,055
                                                                        $263,224

TOBACCO --- 3.7%
      5,958 Philip Morris Cos Inc                                        324,294
                                                                        $324,294

TOTAL COMMON STOCK --- 98.8%                                          $8,564,268
(Cost $8,603,486)

SHORT-TERM INVESTMENTS

U.S. GOVERNMENTS --- 1.2%
    100,000 United States of America (1)                                  99,717
                                                                         $99,717

TOTAL SHORT-TERM INVESTMENTS --- 1.2%                                    $99,717
(Cost $99,717)

TOTAL ORCHARD DJIA (SM) INDEX FUND --- 100.0%                         $8,663,985
(Cost $8,703,203)


The Orchard Series Fund
Schedule Of Investments
April 30, 2002

Orchard Index 600 Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 1.6%
     11,475 AAR Corp                                                     146,192
     10,547 Alliant Techsystems Inc*                                   1,135,912
     14,880 BE Aerospace Inc*                                            193,440
      4,319 Curtiss-Wright Corp                                          329,281
      7,138 DRS Technologies Inc*                                        330,133
      8,226 EDO Corp                                                     254,595
     13,500 Teledyne Technologies Inc*                                   229,500
      6,800 Triumph Group Inc*                                           313,140
                                                                      $2,932,193

AGRICULTURE --- 0.5%
     14,925 Corn Products International Inc                              494,018
     18,830 DIMON Inc                                                    144,991
     16,201 Delta & Pine Land Co                                         315,271
                                                                        $954,280

AIRLINES --- 0.8%
     18,780 Atlantic Coast Airlines Holdings Inc*                        410,343
     12,520 Frontier Airlines Inc*                                       193,434
     14,150 Mesa Air Group Inc*                                          140,085
      5,920 Midwest Express Holdings Inc*                                118,400
     24,060 SkyWest Inc                                                  552,177
                                                                      $1,414,439

AUTO PARTS & EQUIPMENT --- 0.5%
      8,275 Applied Industrial Technologies Inc                          164,673
     10,780 Intermet Corp                                                118,257
      6,390 Midas Inc*                                                    93,933
      5,310 Standard Motor Products Inc                                   87,615
      9,035 TBC Corp*                                                    134,622
     20,375 Tower Automotive Inc*                                        298,901
                                                                        $898,001

BANKS --- 5.4%
     10,285 American Financial Holdings Inc                              303,305
      9,426 Boston Private Financial Holdings Inc                        253,088
     13,562 Chittenden Corp                                              448,224
     19,815 Commercial Federal Corp                                      582,561
     17,045 Community First Bankshares Inc                               468,397
     21,785 Cullen/Frost Bankers Inc                                     822,166
     11,171 Dime Community Bancshares                                    259,826
      9,800 East West Bancorp Inc                                        350,840
     11,400 First BanCorp                                                381,900
     20,775 First Midwest Bancorp Inc                                    632,183
      5,810 First Republic Bank*                                         192,311
      4,810 GBC Bancorp                                                  154,882
     19,586 Hudson United Bancorp                                        621,660
     10,985 Provident Bankshares Corp                                    286,269
     12,140 Riggs National Corp                                          201,888
     10,419 Seacoast Financial Services Corp*                            222,862
     17,655 South Finanical Group Inc                                    406,595
     13,825 Southwest Bancorp of Texas Inc*                              484,290
     17,871 Sterling Bancshares Inc                                      244,475
     16,805 Susquehanna Bancshares Inc                                   415,084
     30,135 TrustCo Bank Corp NY                                         389,947
      8,320 UCBH Holdings Inc                                            328,224
     18,245 United Bankshares Inc                                        583,840
     16,747 Whitney Holding Corp                                         611,266
                                                                      $9,646,083

BIOTECHNOLOGY --- 1.8%
     31,150 Advanced Tissue Sciences Inc*                                 85,663
      8,710 ArQule Inc*                                                   82,745
     24,600 Bio-Technology General Corp*                                 120,515
      6,187 Bosite Diagnostics Inc*                                      193,344
     23,308 Cephalon Inc*                                              1,366,738
     12,193 Enzo Biochem Inc*                                            220,693
     14,130 IDEXX Laboratories Inc*                                      402,422
     18,695 Regeneron Pharmaceuticals Inc*                               386,052
     17,600 Techne Corp*                                                 469,744
                                                                      $3,327,916

BUILDING MATERIALS --- 0.7%
     12,040 Apogee Enterprises Inc                                       165,550
      8,115 Elcor Corp                                                   218,943
     24,078 Lennox International Inc                                     361,170
      5,270 Simpson Manufacturing Co Inc*                                346,239
      8,475 Universal Forest Products Inc                                211,875
                                                                      $1,303,777

CHEMICALS --- 1.7%
      9,470 Arch Chemicals Inc                                           225,386
     10,950 Cambrex Corp                                                 449,936
      6,075 ChemFirst Inc                                                169,796
     13,520 Georgia Gulf Corp                                            297,846
     13,520 MacDermid Inc                                                297,440
      6,290 Material Sciences Corp*                                       73,593
     11,140 Mississippi Chemical Corp*                                    19,829
     11,850 OM Group Inc                                                 790,988
     16,700 Omnova Solutions Inc*                                        153,640
      3,250 Penford Corp                                                  55,900
     39,730 PolyOne Corp                                                 482,322
      3,950 Quaker Chemical Corp                                          90,850
                                                                      $3,107,526

COMMUNICATIONS - EQUIPMENT --- 1.1%
     12,850 Allen Telecom Inc*                                            84,682
     15,655 Anixter International Inc*                                   453,212
     22,130 Aspect Communications Corp*                                  106,003
      9,700 Audiovox Corp Class A*                                        72,459
      4,660 Bel Fuse Inc Class B                                         125,074
      5,280 Brooktrout Inc*                                               33,792
     18,785 Cable Design Technologies Corp*                              236,127
     35,055 DMC Stratex Networks Inc*                                    147,231
      5,160 Davox Corp*                                                   46,440
     24,990 Harmonic Inc*                                                201,170
     10,130 Inter-Tel Inc                                                207,766
      6,095 SBS Technologies Inc*                                         77,650
      9,450 SymmetriCom Inc*                                              60,480
     10,855 ViaSat Inc*                                                  115,389
                                                                      $1,967,475

COMPUTER HARDWARE & SYSTEMS --- 0.2%
      9,315 Digi International Inc*                                       52,537
      9,260 Network Equipment Technologies Inc*                           54,634
      6,920 Standard Microsystems Corp*                                  169,886
                                                                        $277,057

COMPUTER SOFTWARE & SERVICES --- 5.1%
      6,126 ANSYS Inc*                                                   156,213
     17,545 American Management Systems Inc*                             401,430
     10,250 Analysts International Corp                                   52,583
     13,620 Aspen Technology Inc*                                        184,551
     16,005 Avant! Corp*                                                 266,483
     11,100 Avid Technology Inc*                                         114,219
      9,540 Aware Inc*                                                    47,700
      9,390 BARRA Inc*                                                   463,772
      7,026 Bell Microproducts Inc*                                       82,907
     11,641 CACI International Inc Class A*                              351,256
     25,655 CIBER Inc*                                                   179,585
     13,530 Captaris Inc*                                                 47,761
      9,240 Carreker Corp*                                                92,308
      5,650 Catapult Communications Corp*                                141,589
      8,850 Computer Task Group Inc*                                      46,463
      7,130 Concord Communications Inc*                                  134,044
     16,645 Dendrite International Inc*                                  220,546
      9,755 Fair Isaac & Co Inc                                          543,744
     14,800 FileNET Corp*                                                255,300
      9,450 Gerber Scientific Inc*                                        42,525
     14,950 HNC Software Inc*                                            285,844
     10,650 Hutchinson Technology Inc*                                   190,742
     13,810 Hyperion Solutions Corp*                                     323,154
     14,180 InterVoice-Brite Inc*                                         62,392
      8,310 Kronos Inc*                                                  337,802
      7,480 MICROS Systems Inc*                                          209,440
      9,650 MRO Software Inc*                                            139,539
     11,599 Manhattan Associates Inc*                                    366,296
      6,350 MapInfo Corp*                                                 70,041
     12,971 NYFIX Inc*                                                   130,618
     14,396 Netegrity Inc*                                               110,129
      8,200 PC-Tel Inc*                                                   67,240
     10,650 Phoenix Technologies Ltd*                                    146,438
     15,110 Progress Software Corp*                                      254,604
      6,640 QRS Corp*                                                     74,368
      7,500 RadiSys Corp*                                                110,025
     11,530 Radiant Systems Inc*                                         126,945
     11,060 Rainbow Technologies Inc*                                     93,678
     51,080 Read-Rite Corp*                                              181,334
      8,147 Roxio Inc*                                                   173,124
      6,530 SCM Microsystems Inc*                                         84,106
      7,163 SPSS Inc*                                                    127,072
     14,020 Systems & Computer Tech Corp*                                218,011
     16,579 THQ Inc*                                                     581,260
     15,498 Take-Two Interactive Software Inc*                           389,000
     14,795 Verity Inc*                                                  197,365
      7,300 ZixIt Corp*                                                   36,208
     19,576 eFunds Corp*                                                 311,258
      9,680 ePresence Inc*                                                40,850
                                                                      $9,263,862

COSMETICS & PERSONAL CARE --- 0.3%
     28,075 NBTY Inc*                                                    482,329
      6,825 Nature's Sunshine Products Inc                                74,454
                                                                        $556,783

DISTRIBUTORS --- 1.3%
     18,935 Fleming Cos Inc                                              417,327
      5,060 Nash-Finch Co                                                151,800
     14,250 Owens & Minor Inc                                            294,833
     18,720 Performance Food Group Co*                                   674,500
     19,203 Priority Healthcare Corp*                                    571,097
      8,000 United Natural Foods Inc*                                    191,600
                                                                      $2,301,157

ELECTRIC COMPANIES --- 1.4%
     20,230 Avista Corp                                                  323,478
      6,975 CH Energy Group Inc                                          358,445
      4,880 Central Vermont Public Service Corp                           87,840
     21,330 El Paso Electric Co*                                         332,748
      2,400 Green Mountain Power Corp                                     45,600
     11,493 NorthWestern Corp                                            236,411
     14,780 RGS Energy Group Inc                                         586,470
      5,945 UIL Holdings Corp                                            335,298
     14,215 UniSource Energy Corp                                        286,859
                                                                      $2,593,149

ELECTRONIC INSTRUMENTS & EQUIP --- 5.1%
      9,990 AO Smith Corp                                                310,689
     25,580 Aeroflex Inc*                                                357,608
     18,645 Alpha Industries Inc*                                        228,401
      5,660 Analogic Corp                                                282,208
     16,350 Artesyn Technologies Inc*                                    127,040
      6,125 AstroPower Inc*                                              227,973
      6,000 BEI Technologies Inc                                         117,660
     14,473 Baldor Electric Co                                           343,010
     10,500 Belden Inc                                                   251,370
      9,876 Benchmark Electronics Inc*                                   300,230
      8,455 Black Box Corp*                                              395,609
     11,195 C&D Technologies Inc                                         257,485
     15,040 C-COR.net Corp*                                              164,538
     13,310 Checkpoint Systems Inc*                                      229,598
     12,170 Coherent Inc*                                                372,402
      8,600 Cohu Inc                                                     240,886
     11,580 Electro Scientific Industries Inc*                           348,095
     13,760 Harman International Industries Inc                          812,528
      6,910 Itron Inc*                                                   246,342
      6,735 Keithley Instruments Inc                                     129,312
      9,620 MagneTek Inc*                                                115,440
      9,280 Mercury Computer Systems Inc*                                268,656
     15,320 Methode Electronics Inc Class A                              175,720
      8,155 Park Electrochemical Corp                                    246,689
      7,043 Photon Dynamics Inc*                                         341,163
     13,350 Pioneer-Standard Electronics Inc                             195,177
      5,375 Planar Systems Inc*                                          133,784
      6,690 Rogers Corp*                                                 224,784
     30,994 Stratos Lightwave Inc*                                        85,543
     16,675 Technitrol Inc                                               423,545
      9,149 Three-Five Systems Inc*                                      128,086
     10,670 Trimble Navigation Ltd*                                      177,015
     12,320 Veeco Instruments Inc*                                       365,042
     17,845 Vicor Corp*                                                  247,332
     11,350 Watsco Inc                                                   205,322
      8,900 X-Rite Inc                                                    77,875
                                                                      $9,154,157

ELECTRONICS - SEMICONDUCTOR --- 4.6%
     12,995 ATMI Inc*                                                    396,348
      9,570 AXT Inc*                                                     111,012
     10,090 Actel Corp*                                                  245,187
     44,990 Adaptec Inc*                                                 661,353
     13,630 Advanced Energy Industries Inc*                              474,324
     17,395 Alliance Semiconductor Corp*                                 185,431
     41,460 Axcelis Technologies Inc*                                    597,024
      8,380 Brooks Automation Inc*                                       298,747
     13,991 Cymer Inc*                                                   661,355
      7,465 DuPont Photomasks Inc*                                       290,986
     18,617 ESS Technology Inc*                                          297,313
      9,900 Elantec Semiconductor Inc*                                   409,266
      8,900 Electroglas Inc*                                             149,609
     16,618 Exar Corp*                                                   331,363
     10,820 Helix Technology Corp                                        292,789
     27,650 Kopin Corp*                                                  219,541
     20,940 Kulicke & Soffa Industries Inc*                              379,852
     12,000 Microsemi Corp*                                              159,000
     10,650 Pericom Semiconductor Corp*                                  151,976
     12,795 Photronics Inc*                                              423,131
     11,850 Power Integrations Inc*                                      250,628
      6,813 Rudolph Technologies Inc*                                    207,797
      5,270 Supertex Inc*                                                100,921
     12,304 Therma Wave Inc*                                             173,979
      9,640 Ultratech Stepper Inc*                                       164,555
     13,910 Varian Semiconductor Equipment Associates Inc*               649,875
                                                                      $8,283,362

ENGINEERING & CONSTRUCTION --- 1.1%
      2,730 Butler Manufacturing Co                                       75,949
      6,192 EMCOR Group Inc*                                             376,783
     12,037 Florida Rock Industries Inc                                  481,239
     31,605 Massey Energy Co                                             472,495
      8,765 Texas Industries Inc                                         339,907
      7,750 URS Corp*                                                    238,700
                                                                      $1,985,073

FINANCIAL SERVICES --- 0.3%
     10,340 Cash America International Inc                               103,090
      7,070 Financial Federal Corp*                                      248,652
      7,373 SWS Group Inc                                                148,197
                                                                        $499,939

FOOD & BEVERAGES --- 1.6%
      7,430 American Italian Pasta Co Class A*                           369,568
      3,825 Coca-Cola Bottling Co Consolidated                           188,037
     18,605 Constellation Brands Inc Class A*                          1,123,742
     14,440 Hain Celestial Group Inc*                                    264,685
      8,090 International Multifoods Corp*                               217,217
      3,720 J&J Snack Foods Corp*                                        141,360
     12,423 Lance Inc                                                    198,147
     12,565 Ralcorp Holdings Inc*                                        351,820
                                                                      $2,854,576

GOLD, METALS & MINING --- 0.9%
      6,030 AM Castle & Co                                                69,345
      8,820 Century Aluminum Co                                          133,711
      4,420 Cleveland-Cliffs Inc                                         119,340
      5,660 Commercial Metals Co                                         253,625
      7,030 Commonwealth Industries Inc                                   52,866
      6,220 IMCO Recycling Inc*                                           66,243
      5,740 Quanex Corp                                                  206,640
     19,270 Steel Dynamics Inc*                                          336,262
      4,150 Steel Technologies Inc                                        43,534
     16,575 Stillwater Mining Co*                                        290,891
                                                                      $1,572,457

HARDWARE & TOOLS --- 0.6%
     12,275 Scotts Co Class A*                                           585,640
      5,250 Toro Co                                                      304,500
      6,630 WD-40 Co                                                     181,264
                                                                      $1,071,404

HEALTH CARE RELATED --- 4.8%
     11,110 Accredo Health Inc*                                          719,150
     39,324 AdvancePCS*                                                1,329,544
     25,060 Coventry Health Care Inc*                                    789,390
      7,990 Cryolife Inc*                                                235,465
      3,952 Curative Health Services Inc*                                 55,565
     27,570 Hooper Holmes Inc                                            286,452
      6,860 Impath Inc*                                                  162,376
      9,830 MAXIMUS Inc*                                                 304,730
     20,680 Mid Atlantic Medical Services Inc*                           753,372
     21,160 Orthodontic Centers of America Inc*                          563,914
     10,450 PAREXEL International Corp*                                  162,707
     10,490 Pediatrix Medical Group Inc*                                 492,925
     22,100 Pharmaceutical Product Development Inc*                      556,478
     13,450 Province Healthcare Co*                                      517,960
      7,300 RehabCare Group Inc*                                         194,545
     20,995 Renal Care Group Inc*                                        745,323
     11,680 Sierra Health Services Inc*                                  227,760
      9,400 Sunrise Assisted Living Inc*                                 253,894
     40,165 US Oncology Inc*                                             385,584
                                                                      $8,737,134

HEAVY TRUCKS & PARTS --- 0.3%
      7,175 Oshkosh Truck Corp                                           408,401
      8,850 Titan International Inc                                       43,896
      9,650 Wabash National Corp                                          94,474
                                                                        $546,771

HOMEBUILDING --- 2.3%
     20,420 Champion Enterprises Inc*                                    169,486
     14,688 Fleetwood Enterprises Inc                                    156,721
     11,404 MDC Holdings Inc                                             575,902
      3,212 NVR Inc*                                                   1,187,637
      5,530 Ryland Group Inc                                             608,300
      3,650 Skyline Corp                                                 131,400
     12,360 Standard Pacific Corp                                        414,925
     29,820 Toll Brothers Inc*                                           887,145
                                                                      $4,131,516

HOTELS/MOTELS --- 0.3%
     12,455 Marcus Corp                                                  215,472
     18,870 Prime Hospitality Corp*                                      243,234
                                                                        $458,706

HOUSEHOLD GOODS --- 1.2%
      9,950 Applica Inc*                                                 102,485
      4,970 Bassett Furniture Industries Inc                             101,885
     16,585 Ethan Allen Interiors Inc                                    683,468
     13,857 Fedders Corp*                                                 53,349
     25,880 La-Z-Boy Inc                                                 777,435
      6,370 Libbey Inc                                                   249,067
      3,000 National Presto Industries Inc                               100,350
      5,600 Royal Appliance Manufacturing Co*                             35,168
      4,685 Salton Inc*                                                   80,348
                                                                      $2,183,555

INSURANCE RELATED --- 2.3%
      8,585 Delphi Financial Group Inc Class A                           369,155
     29,015 First American Financial Corp                                641,232
     30,090 Fremont General Corp                                         210,329
     11,850 Hilb Rogal & Hamilton Co                                     435,843
      7,990 LandAmerica Financial Group Inc                              279,650
      8,908 Philadelphia Consolidated Holding Corp*                      380,372
     12,468 Presidential Life Corp                                       310,453
      4,295 RLI Corp                                                     247,392
      4,060 SCPIE Holdings Inc                                            54,607
     10,820 Selective Insurance Group Inc                                324,600
      7,552 Stewart Information Services Corp*                           142,733
     15,765 Trenwick Group Ltd                                           133,845
     20,080 UICI*                                                        411,640
      7,330 Zenith National Insurance Corp                               225,031
                                                                      $4,166,882

INVESTMENT BANK/BROKERAGE FIRM --- 0.7%
     10,990 Jefferies Group Inc                                          510,925
     20,540 Raymond James Financial Inc                                  686,858
                                                                      $1,197,783

LEISURE & ENTERTAINMENT --- 2.7%
      9,820 Arctic Cat Inc                                               190,901
     12,372 Argosy Gaming Corp*                                          445,392
     15,510 Aztar Corp*                                                  360,918
     13,890 Bally Total Fitness*                                         303,497
      6,730 Coachmen Industries Inc                                      124,505
      4,450 Huffy Corp*                                                   34,933
      8,030 JAKKS Pacific Inc*                                           154,738
      7,700 K2 Inc*                                                       63,140
      7,050 Meade Instruments Corp*                                       34,898
     18,212 Midway Games Inc*                                            248,594
     12,170 Monaco Coach Corp*                                           349,522
     10,895 Pinnacle Entertainment Inc*                                  120,935
      9,765 Polaris Industries Inc                                       735,305
     10,600 SCP Pool Corp*                                               335,914
      7,500 Shuffle Master Inc*                                          171,750
     11,320 Sturm Ruger & Co Inc                                         157,348
      6,048 Thor Industries Inc                                          358,344
     13,540 WMS Industries Inc*                                          218,129
      8,650 Winnebago Industries Inc                                     403,955
                                                                      $4,812,718

MACHINERY --- 0.8%
      6,670 Gardner Denver Inc*                                          186,093
     10,375 Manitowoc Co Inc                                             453,388
     14,225 Milacron Inc                                                 188,481
     25,422 Timken Co                                                    677,496
                                                                      $1,505,458

MANUFACTURING --- 6.8%
     17,403 Acuity Brands Inc                                            322,826
     15,295 AptarGroup Inc                                               568,209
     13,070 Armor Holdings Inc*                                          331,325
      8,450 Astec Industries Inc*                                        157,593
      7,955 Barnes Group Inc                                             204,603
      9,770 Brady Corp Class A                                           356,605
      9,220 Briggs & Stratton Corp                                       388,623
      6,960 Brush Engineered Materials Inc                                89,784
     10,470 CLARCOR Inc                                                  338,181
     14,002 CTS Corp                                                     240,134
      6,850 CUNO Inc*                                                    241,394
     18,680 Cognex Corp*                                                 460,462
      9,070 Dionex Corp*                                                 223,394
      8,900 Esterline Technologies Corp*                                 206,925
      6,590 Flow International Corp*                                      69,854
     18,310 GenCorp Inc                                                  287,467
     13,230 Graco Inc                                                    592,175
     13,977 Griffon Corp*                                                268,358
     13,050 IDEX Corp                                                    469,278
     11,170 Insituform Technologies Inc Class A*                         277,575
      7,059 Intermagnetics General Corp*                                 177,393
      7,430 Ionics Inc                                                   222,900
     17,970 JLG Industries Inc                                           295,786
      9,600 Kaman Corp Class A                                           172,320
      3,950 Lawson Products Inc                                          126,598
      4,815 Lindsay Manufacturing Co                                     117,968
      6,800 Lydall Inc*                                                   98,668
     14,250 Mueller Industries Inc*                                      485,783
     10,111 Myers Industries Inc                                         183,009
     17,530 Paxar Corp*                                                  292,751
      8,830 RTI International Metals Inc*                                116,115
     10,471 Regal-Beloit Corp                                            273,817
     13,530 Reliance Steel & Aluminum Co                                 436,343
      5,120 Robbins & Myers Inc                                          149,760
     13,170 Roper Industries Inc                                         605,688
     10,500 Ryerson Tull Inc                                             123,375
      5,705 SPS Technologies Inc*                                        223,180
     17,020 Shaw Group Inc*                                              519,621
      5,260 Standex International Corp                                   136,339
      6,510 Thomas Industries Inc                                        188,790
     16,315 Tredegar Corp                                                374,429
     19,300 Valence Technology Inc*                                       44,583
     10,450 Valmont Industries Inc                                       216,211
     11,275 Watts Industries Inc Class A                                 205,318
      5,140 Wolverine Tube Inc*                                           47,288
      4,950 Woodward Governor Co                                         340,709
                                                                     $12,269,507

MEDICAL PRODUCTS --- 4.2%
      9,700 ArthroCare Corp*                                             155,394
     10,800 CONMED Corp*                                                 291,600
      6,360 Cooper Cos Inc                                               337,080
     15,802 Cygnus Inc*                                                   74,427
      6,295 Datascope Corp                                               197,978
     12,020 Diagnostic Products Corp                                     576,720
     11,245 Haemonetics Corp*                                            372,659
      8,034 Hologic Inc*                                                 130,392
      8,520 Inamed Corp*                                                 313,792
     13,130 Invacare Corp                                                496,577
      9,825 Mentor Corp                                                  393,491
      5,960 Osteotech Inc*                                                47,680
      5,080 PolyMedica Corp*                                             197,917
     13,755 ResMed Inc*                                                  510,448
     14,027 Respironics Inc*                                             459,945
     10,350 Sola International Inc*                                      148,523
      4,250 Spacelabs Medical Inc*                                        60,903
      7,300 SurModics Inc*                                               296,891
     16,160 Sybron Dental Specialties Inc*                               318,352
     10,460 Syncor International Corp*                                   326,980
     12,620 Theragenics Corp*                                            113,328
     28,580 Varian Medical Systems Inc*                                1,238,943
     11,027 Viasys Healthcare Inc*                                       222,525
      5,630 Vital Signs Inc                                              216,755
                                                                      $7,499,300

OFFICE EQUIPMENT & SUPPLIES --- 0.7%
      8,133 Imagistics International Inc*                                141,514
      5,490 New England Business Service Inc                             153,720
     11,750 Standard Register Co                                         376,000
     14,335 United Stationers Inc*                                       559,208
                                                                      $1,230,442

OIL & GAS --- 5.2%
      5,730 Atwood Oceanics Inc*                                         263,294
     13,515 Cabot Oil & Gas Corp Class A                                 339,632
     13,840 Cal Dive International Inc*                                  358,456
      6,223 Carbo Ceramics Inc                                           234,483
      7,250 Dril-Quip Inc*                                               179,075
      7,840 Evergreen Resources Inc*                                     350,840
     21,880 Input/Output Inc*                                            198,014
      5,800 Key Production Co Inc*                                       124,120
     11,929 Lone Star Technologies Inc*                                  317,908
     18,580 Newfield Exploration Co*                                     703,253
      7,170 Nuevo Energy Co*                                             112,569
     10,000 Oceaneering International Inc*                               265,000
      9,475 Offshore Logistics Inc*                                      191,395
      9,165 Patina Oil & Gas Corp                                        331,773
     10,030 Plains Resources Inc*                                        274,822
     22,660 Pogo Producing Co                                            775,878
      5,250 Prima Energy Corp*                                           130,730
      9,500 Remington Oil & Gas Corp*                                    193,325
      8,475 SEACOR SMIT Inc*                                             407,648
     10,665 Seitel Inc*                                                   85,853
     11,780 St Mary Land & Exploration Co                                284,958
     11,175 Stone Energy Corp*                                           473,820
     11,113 Swift Energy Co*                                             210,814
      5,970 TETRA Technologies Inc*                                      170,981
     16,720 Tom Brown Inc*                                               484,880
     15,349 Unit Corp*                                                   299,612
     13,265 Veritas DGC Inc*                                             240,097
     26,785 Vintage Petroleum Inc                                        369,633
     52,402 XTO Energy Inc                                             1,069,001
                                                                      $9,441,864

PAPER & FOREST PRODUCTS --- 0.4%
     14,895 Buckeye Technologies Inc*                                    163,696
     11,830 Caraustar Industries Inc                                     133,679
      6,450 Chesapeake Corp                                              177,053
      5,175 Deltic Timber Corp                                           173,363
      6,519 Pope & Talbot Inc                                             93,222
                                                                        $741,013

PHARMACEUTICALS --- 0.7%
     21,655 Alpharma Inc Class A                                         370,301
     10,295 MGI Pharma Inc*                                               74,948
     12,960 Medicis Pharmaceutical Corp Class A*                         694,008
      9,450 Noven Pharmaceuticals Inc*                                   189,851
                                                                      $1,329,108

PHOTOGRAPHY/IMAGING --- 0.6%
     11,640 Concord Camera Corp*                                          89,628
     24,100 Pinnacle Systems Inc*                                        224,130
     13,260 Zebra Technologies Corp Class A*                             751,444
                                                                      $1,065,202

POLLUTION CONTROL --- 0.2%
     11,666 Waste Connections Inc*                                       411,810
                                                                        $411,810

PRINTING & PUBLISHING --- 0.7%
     14,100 Bowne & Co Inc                                               224,190
      5,660 Consolidated Graphics Inc*                                   120,841
      9,220 Information Holdings Inc*                                    287,664
     12,450 John H Harland Co                                            374,745
     13,615 Penton Media Inc                                              89,859
      5,940 Thomas Nelson Inc                                             75,319
                                                                      $1,172,618

RAILROADS --- 0.2%
     25,035 Kansas City Southern Industries Inc*                         400,560
                                                                        $400,560

REAL ESTATE --- 0.9%
      8,936 Colonial Properties Trust REIT                               325,092
      7,800 Essex Property Trust Inc REIT                                405,600
     11,548 Kilroy Realty Corp REIT                                      325,076
     13,749 Shurgard Storage Centers Inc REIT                            484,652
                                                                      $1,540,420

RESTAURANTS --- 3.2%
     15,795 Applebee's International Inc                                 616,637
     11,870 CEC Entertainment Inc*                                       548,394
      8,880 IHOP Corp*                                                   322,788
     16,680 Jack In The Box Inc*                                         532,592
     11,741 Landry's Seafood Restaurants Inc                             325,226
     10,200 Lone Star Steakhouse & Saloon Inc                            198,900
      9,640 Luby's Inc*                                                   67,480
      7,750 O'Charley's Inc*                                             195,765
      5,180 PF Changs China Bistro Inc*                                  375,291
      5,975 Panera Bread Co Class A*                                     400,743
      9,195 Rare Hospitality International Inc*                          257,460
     27,270 Ruby Tuesday Inc                                             685,022
     12,800 Ryan's Family Steak Houses Inc*                              335,360
     16,800 Sonic Corp*                                                  492,408
     11,807 Steak N Shake Co*                                            165,062
      8,710 Triarc Cos Inc*                                              243,880
                                                                      $5,763,008

RETAIL --- 7.6%
      8,239 Advanced Marketing Services Inc                              199,796
     12,400 AnnTaylor Stores Corp*                                       539,028
      5,490 Building Materials Holding Corp*                              82,405
     18,990 Burlington Coat Factory Warehouse Corp                       426,515
     21,175 Casey's General Stores Inc                                   275,699
     10,575 Cato Corp Class A                                            270,720
     17,107 Chicos FAS Inc*                                              617,221
     11,100 Children's Place Retail Stores Inc*                          384,282
     10,637 Christopher & Banks Corp*                                    395,377
      9,210 Cost Plus Inc*                                               271,235
      7,750 Dress Barn Inc*                                              232,500
      5,560 Factory 2-U Stores Inc*                                       77,006
      8,470 Footstar Inc*                                                249,780
     10,625 Fred's Inc                                                   413,568
      9,250 Genesco Inc*                                                 257,613
     13,870 Goody's Family Clothing Inc*                                 122,195
     16,420 Great Atlantic & Pacific Tea Co Inc*                         420,680
      9,686 Group 1 Automotive Inc*                                      424,634
     12,050 Gymboree Corp*                                               219,792
      7,720 Hancock Fabrics Inc                                          140,427
     13,125 Hot Topic Inc*                                               296,100
     10,105 Hughes Supply Inc                                            421,581
     17,760 Insight Enterprises Inc*                                     463,536
      7,850 Jo-Ann Stores Inc Class A*                                   152,133
     17,370 Linens 'n Things Inc*                                        602,739
     17,840 Men's Wearhouse Inc*                                         439,221
     22,450 O'Reilly Automotive Inc*                                     727,156
     13,840 Pacific Sunwear of California Inc*                           345,723
     21,950 Pep Boys - Manny Moe & Jack                                  420,343
     39,525 Pier 1 Imports Inc                                           946,624
      7,510 School Specialty Inc*                                        213,059
     12,090 ShopKo Stores Inc*                                           251,835
     17,500 Stein Mart Inc*                                              206,500
      4,770 Ultimate Electronics Inc*                                    137,848
      8,422 Wet Seal Inc Class A*                                        300,076
     23,560 Whole Foods Market Inc*                                    1,101,666
     14,680 Zale Corp*                                                   583,090
                                                                     $13,629,703

SAVINGS & LOANS --- 1.5%
     10,716 Anchor Bancorp Wisconsin Inc                                 235,752
     12,101 Downey Financial Corp                                        642,805
      7,420 FirstFed Financial Corp*                                     212,212
      9,630 MAF Bancorp Inc                                              356,888
     26,700 Staten Island Bancorp Inc                                    532,665
     26,966 Washington Federal Inc                                       704,352
                                                                      $2,684,674

SHOES --- 0.4%
      7,505 Brown Shoe Co Inc                                            152,727
      3,820 K-Swiss Inc                                                  174,841
     17,900 Stride Rite Corp                                             157,520
     17,770 Wolverine World Wide Inc                                     320,215
                                                                        $805,303

SPECIALIZED SERVICES --- 6.4%
      5,110 4Kids Entertainment Inc*                                      87,892
     10,455 ABM Industries Inc                                           400,427
      8,370 ADVO Inc*                                                    362,421
      6,990 AT Cross Co Class A*                                          49,489
      8,530 Aaron Rents Inc                                              238,414
      7,485 Action Performance Cos Inc*                                  352,169
     11,725 Administaff Inc*                                             269,089
      3,600 Angelica Corp                                                 54,720
     12,515 Arbitron Inc*                                                430,141
      8,040 CDI Corp*                                                    235,009
      3,350 CPI Corp                                                      63,650
     15,045 Central Parking Corp                                         395,984
     14,985 Cerner Corp*                                                 795,853
      4,275 Chemed Corp                                                  164,160
      9,045 Corinthian Colleges Inc*                                     532,660
      5,490 Department 56 Inc*                                            85,095
      5,960 Enesco Group Inc*                                             41,422
     14,105 FactSet Research Systems Inc                                 491,277
     12,870 Fossil Inc*                                                  357,143
      8,575 Franklin Covey Co*                                            23,153
      8,800 G&K Services Inc Class A                                     363,000
     15,485 Global Payments Inc                                          594,934
      5,620 Hall Kinion & Associates Inc*                                 53,109
      7,685 Heidrick & Struggles International Inc*                      158,926
      9,835 ITT Educational Services Inc*                                498,143
     12,520 Information Resources Inc*                                   128,330
      5,100 Insurance Auto Auctions Inc*                                  99,144
      9,550 Kroll Inc*                                                   177,057
     17,225 Labor Ready Inc*                                             155,025
      6,100 MemberWorks Inc*                                             106,140
      5,853 Mobile Mini Inc*                                             192,973
     14,620 NDCHealth Corp                                               470,325
     11,269 On Assignment Inc*                                           229,099
     26,943 PRG-Schultz International Inc*                               369,658
     10,515 Pegasus Solutions Inc*                                       203,676
      8,595 Pre-Paid Legal Services Inc*                                 251,490
     18,050 Regis Corp                                                   542,583
      8,450 Russ Berrie & Co Inc                                         308,425
      7,300 SOURCECORP Inc*                                              219,000
     24,740 Spherion Corp*                                               314,693
      6,010 StarTek Inc*                                                 149,409
     22,387 Tetra Tech Inc*                                              319,239
      6,520 Volt Information Sciences Inc*                               148,004
                                                                     $11,482,550

TELEPHONE & TELECOMMUNICATIONS --- 0.3%
      7,160 Boston Communications Group Inc*                              70,168
     23,340 General Communication Inc Class A*                           232,933
     10,262 Metro One Telecommunications*                                182,664
      5,650 Tollgrade Communications Inc*                                113,622
                                                                        $599,387

TEXTILES --- 1.3%
      5,600 Ashworth Inc*                                                 50,400
      2,800 Haggar Corp                                                   42,000
     21,475 Interface Inc                                                172,874
      9,700 Kellwood Co                                                  264,325
     14,205 Nautica Enterprises Inc*                                     204,410
      5,040 OshKosh B'Gosh Inc Class A                                   210,924
      3,200 Oxford Industries Inc                                         92,000
     11,700 Phillips-Van Heusen Corp                                     178,308
      9,890 Quiksilver Inc*                                              241,316
     13,625 Russell Corp                                                 251,926
     13,366 Too Inc*                                                     402,985
     13,550 Wellman Inc                                                  224,930
                                                                      $2,336,398

TOBACCO --- 0.1%
      6,350 Schweitzer-Mauduit International Inc                         179,388
                                                                        $179,388

TRANSPORTATION --- 1.7%
     10,290 Arkansas Best Corp                                           248,504
      9,190 Forward Air Corp*                                            249,692
     21,184 Heartland Express Inc*                                       414,995
     10,325 Kirby Corp*                                                  289,616
      3,508 Landstar System Inc*                                         343,433
      8,240 Roadway Express Inc                                          251,320
     11,250 USFreightways Corp                                           376,313
     26,886 Werner Enterprises Inc                                       477,227
     12,071 Yellow Corp*                                                 325,555
                                                                      $2,976,655

UTILITIES --- 2.1%
     17,345 Atmos Energy Corp                                            415,066
      4,810 Cascade Natural Gas Corp                                     108,225
     14,490 Energen Corp                                                 407,894
      7,940 Laclede Group Inc                                            194,133
      6,541 NUI Corp                                                     175,299
     11,475 New Jersey Resources Corp                                    367,200
     10,725 Northwest Natural Gas Co                                     304,590
     13,800 Piedmont Natural Gas Co Inc                                  514,050
     22,178 Southern Union Co*                                           388,115
     13,620 Southwest Gas Corp                                           337,095
     10,700 Southwestern Energy Co*                                      154,080
     11,625 UGI Corp                                                     366,188
                                                                      $3,731,935

WATER --- 0.5%
      4,400 American States Water Co                                     171,160
     28,906 Philadelphia Suburban Corp                                   696,635
                                                                        $867,795

TOTAL COMMON STOCK --- 97.6%                                        $175,863,829
(Cost $152,537,180)

SHORT-TERM INVESTMENTS

AGENCY --- 1.9%
  3,440,000 Fannie Mae                                                 3,440,000
                                                                      $3,440,000

U.S. GOVERNMENTS --- 0.5%
    850,000 United States of America (1)                                 847,770
                                                                        $847,770

TOTAL SHORT-TERM INVESTMENTS --- 2.4%                                 $4,287,770
(Cost $4,287,770)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                             $180,151,599
(Cost $156,824,950)


The Orchard Series Fund
Schedule Of Investments
April 30, 2002

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

AGENCY --- 100.0%
    280,000 Fannie Mae                                                   279,134
    200,000 Fannie Mae                                                   199,432
    316,000 Fannie Mae                                                   314,219
    300,000 Fannie Mae                                                   299,672
    350,000 Fannie Mae                                                   347,646
    200,000 Fannie Mae                                                   199,950
    300,000 Fannie Mae                                                   298,013
    191,000 Fannie Mae                                                   191,000
    450,000 Fannie Mae                                                   447,189
    100,000 Fannie Mae                                                    99,854
    332,000 Federal Farm Credit                                          331,887
    287,000 Federal Farm Credit                                          285,624
    150,000 Federal Farm Credit                                          149,714
    500,000 Federal Farm Credit                                          498,918
    292,000 Federal Farm Credit                                          291,793
    132,000 Federal Farm Credit                                          131,782
    500,000 Federal Home Loan Bank                                       499,954
    625,000 Federal Home Loan Bank                                       624,550
    150,000 Federal Home Loan Bank                                       149,758
    100,000 Freddie Mac                                                   99,756
    318,000 Freddie Mac                                                  316,107
    125,000 Freddie Mac                                                  123,948
    450,000 Freddie Mac                                                  448,236
    100,000 Freddie Mac                                                   99,937
    314,000 Freddie Mac                                                  312,449
                                                                      $7,040,522

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $7,040,522
(Cost $7,040,522)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $7,040,522
(Cost $7,040,522)


The Orchard Series Fund
Schedule Of Investments
April 30, 2002

Orchard Nasdaq - 100 Index (R) Fund

COMMON STOCK

BIOTECHNOLOGY --- 12.4%
      5,364 Amgen Inc*                                                   283,648
      1,996 Biogen Inc*                                                   86,766
        553 Cephalon Inc*                                                 32,428
      2,905 Chiron Corp*                                                 117,565
      2,919 Genzyme Corp*                                                119,504
      2,096 Gilead Sciences Inc*                                          65,228
      1,397 Human Genome Sciences Inc*                                    21,989
        641 ICOS Corp*                                                    16,512
      1,821 IDEC Pharmaceuticals Corp*                                   100,064
      8,210 Immunex Corp*                                                222,819
        548 Invitrogen Corp*                                              19,005
      2,920 MedImmune Inc*                                                97,528
      3,372 Millennium Pharmaceuticals Inc*                               67,305
        927 Protein Design Labs Inc*                                      16,649
        868 Sepracor Inc*                                                 10,989
                                                                      $1,277,999

BROADCAST/MEDIA --- 4.6%
      2,679 Adelphia Communications Corp Class A*                         16,128
      3,362 Charter Communications Inc Class A*                           27,535
      4,923 Comcast Corp Class A*                                        131,690
      2,739 EchoStar Communications Corp Class A*                         74,501
      4,771 Gemstar-TV Guide International Inc*                           42,748
      2,223 PanAmStat Corp*                                               52,218
      4,251 USA Networks Inc*                                            127,147
                                                                        $471,967

COMMUNICATIONS - EQUIPMENT --- 4.7%
     28,795 Cisco Systems Inc*                                           421,847
      3,805 Network Appliance Inc*                                        66,397
                                                                        $488,244

COMPUTER HARDWARE & SYSTEMS --- 5.9%
      5,418 Apple Computer Inc*                                          131,495
      2,600 Brocade Communications Systems Inc*                           66,534
     10,538 Dell Computer Corp*                                          277,571
     15,530 Sun Microsystems Inc*                                        127,035
                                                                        $602,635

COMPUTER SOFTWARE & SERVICES --- 29.1%
      2,551 Adobe Systems Inc                                            101,938
      4,088 BEA Systems Inc*                                              43,823
      2,612 Check Point Software Technologies Ltd*                        47,408
      2,454 Citrix Systems Inc*                                           28,466
      2,529 Compuware Corp*                                               19,827
      6,302 Concord EFS Inc*                                             199,288
      1,531 Electronic Arts Inc*                                          90,406
      2,618 Fiserv Inc*                                                  116,396
      2,948 Intuit Inc*                                                  115,503
      2,337 Juniper Networks Inc*                                         23,627
        966 Mercury Interactive Corp*                                     36,003
     20,474 Microsoft Corp*                                            1,069,971
     25,184 Oracle Corp*                                                 252,847
      3,903 Paychex Inc                                                  145,699
      4,706 PeopleSoft Inc*                                              109,038
      2,228 Rational Software Corp*                                       32,462
      5,948 Siebel Systems Inc*                                          143,882
      1,634 Symantec Corp*                                                57,860
        611 Synopsys Inc*                                                 27,562
      4,503 VERITAS Software Corp*                                       127,615
      2,420 VeriSign Inc*                                                 22,385
      3,099 Yahoo! Inc*                                                   45,741
      2,257 eBay Inc*                                                    119,847
      4,980 i2 Technologies Inc*                                          15,687
                                                                      $2,993,281

CONTAINERS --- 0.4%
      2,632 Smurfit - Stone Container Corp                                42,744
                                                                         $42,744

ELECTRONIC INSTRUMENTS & EQUIP --- 3.3%
      3,833 Atmel Corp*                                                   34,497
      6,095 Flextronics International Ltd*                                84,416
      1,089 Integrated Device Technology Inc*                             30,536
      1,215 Microchip Technology Inc*                                     54,068
      1,074 Molex Inc                                                     36,108
      2,097 RF Micro Devices Inc*                                         36,488
      6,135 Sanmina Corp*                                                 63,804
                                                                        $339,917

ELECTRONICS - SEMICONDUCTOR --- 21.4%
      5,951 Altera Corp*                                                 122,353
      9,318 Applied Materials Inc*                                       226,614
      3,813 Applied Micro Circuits Corp*                                  25,738
      1,862 Broadcom Corp Class A*                                        64,239
      3,105 Conexant Systems Inc*                                         31,671
     25,766 Intel Corp                                                   737,165
      2,489 KLA-Tencor Corp*                                             146,776
      4,655 Linear Technology Corp                                       180,893
      5,015 Maxim Integrated Products Inc*                               249,747
      1,712 NVIDIA Corp*                                                  59,595
      1,602 Novellus Systems Inc*                                         75,935
      2,012 PMC-Sierra Inc*                                               31,307
      1,043 QLogic Corp*                                                  47,676
      2,381 Vitesse Semiconductor Corp*                                   14,238
      4,888 Xilinx Inc*                                                  184,571
                                                                      $2,198,518

HEALTH CARE RELATED --- 0.5%
        776 Express Scripts Inc Class A*                                  49,051
                                                                         $49,051

HEAVY TRUCKS & PARTS --- 0.7%
        942 PACCAR Inc                                                    67,325
                                                                         $67,325

MEDICAL PRODUCTS --- 1.3%
      3,995 Biomet Inc                                                   112,779
      1,409 Cytyc Corp*                                                   22,135
                                                                        $134,914

MISCELLANEOUS --- 1.7%
      2,240 Cintas Corp                                                  115,965
     10,795 Nextel Communications Inc Class A*                            59,480
                                                                        $175,445

PHARMACEUTICALS --- 0.6%
        905 Abgenix Inc*                                                  12,770
        760 Andrx Group*                                                  34,367
        824 ImClone Systems Inc*                                          13,266
                                                                         $60,403

RESTAURANTS --- 1.3%
      5,837 Starbucks Corp*                                              133,200
                                                                        $133,200

RETAIL --- 4.2%
      2,720 Amazon.com Inc*                                               45,397
      4,295 Bed Bath & Beyond Inc*                                       159,645
        978 CDW Computer Centers Inc*                                     53,594
      2,616 Costco Wholesale Corp*                                       105,163
      3,425 Staples Inc*                                                  68,397
                                                                        $432,196

SPECIALIZED SERVICES --- 1.1%
      1,922 Apollo Group Inc Class A*                                     73,670
      1,370 TMP Worldwide Inc*                                            41,333
                                                                        $115,003

TELEPHONE & TELECOMMUNICATIONS --- 5.4%
     10,891 ADC Telecommunications Inc*                                   42,366
      4,288 CIENA Corp*                                                   32,117
      2,126 Comverse Technology Inc*                                      25,576
     15,691 JDS Uniphase Corp*                                            68,099
     10,639 LM Ericsson AB*                                               26,491
     10,161 QUALCOMM Inc*                                                306,456
      2,571 Tellabs Inc*                                                  21,828
     11,696 WorldCom Inc - WorldCom Group                                 28,994
                                                                        $551,927

TOTAL COMMON STOCK --- 98.5%                                         $10,134,769
(Cost $11,959,934)

SHORT-TERM INVESTMENTS

U.S. GOVERNMENTS --- 1.5%
    150,000 United States of America (1)                                 149,583
                                                                        $149,583

TOTAL SHORT-TERM INVESTMENTS --- 1.5%                                   $149,583
(Cost $149,583)

TOTAL ORCHARD NASDAQ - 100 INDEX (R) FUND --- 100.0%                 $10,284,352
(Cost $12,109,517)


The Orchard Series Fund
Schedule Of Investments
April 30, 2002

Orchard S&P 500 Index (R) Fund


COMMON STOCK

AEROSPACE & DEFENSE --- 1.6%
     42,548 Boeing Co                                                  1,897,641
     10,140 General Dynamics Corp                                        984,493
      5,250 Goodrich Corp                                                167,580
     22,320 Lockheed Martin Corp                                       1,403,928
      5,848 Northrop Grumman Corp                                        705,620
     19,970 Raytheon Co Class B                                          844,731
      9,490 Rockwell Collins                                             226,052
      9,490 Rockwell International Corp                                  203,750
     23,960 United Technologies Corp                                   1,681,273
                                                                      $8,115,068

AIRLINES --- 0.2%
      7,620 AMR Corp*                                                    163,601
      6,030 Delta Air Lines Inc                                          167,091
     38,842 Southwest Airlines Co                                        707,313
      3,620 US Airways Group Inc*                                         18,824
                                                                      $1,056,829

AUTO PARTS & EQUIPMENT --- 0.3%
      3,880 Cooper Tire & Rubber Co                                       96,224
      7,383 Dana Corp                                                    149,580
     28,642 Delphi Automotive Systems Corp                               445,383
      8,645 Genuine Parts Co                                             298,339
      8,450 Goodyear Tire & Rubber Co                                    188,013
      6,210 TRW Inc                                                      341,736
      6,706 Visteon Corp                                                 103,541
                                                                      $1,622,816

AUTOMOBILES --- 0.7%
     92,280 Ford Motor Co                                              1,476,480
     28,440 General Motors Corp Class A                                1,824,426
                                                                      $3,300,906

BANKS --- 7.2%
     18,430 AmSouth Bancorp                                              418,545
     23,232 BB&T Corp                                                    884,675
     59,298 Bank One Corp                                              2,423,509
     80,281 Bank of America Corp                                       5,818,767
     37,290 Bank of New York Co Inc                                    1,364,441
      9,150 Comerica Inc                                                 575,078
     29,493 Fifth Third Bancorp                                        2,022,925
     53,040 FleetBoston Financial Corp                                 1,872,312
     12,660 Huntington Bancshares Inc                                    256,871
    100,292 JP Morgan Chase & Co                                       3,520,249
     21,530 KeyCorp                                                      605,208
      5,463 Marshall & Ilsley Corp                                       347,720
     23,990 Mellon Financial Corp                                        905,862
     30,720 National City Corp                                           958,464
     11,050 Northern Trust Corp                                          586,976
     14,460 PNC Financial Services Group                                 797,469
     11,330 Regions Financial Corp                                       397,343
     17,380 SouthTrust Corp                                              463,698
     16,540 State Street Corp                                            845,359
     14,930 SunTrust Banks Inc                                         1,014,941
     14,610 Synovus Financial Corp                                       395,054
     98,719 US Bancorp                                                 2,339,640
      7,020 Union Planters Corp                                          351,772
     69,377 Wachovia Corp                                              2,639,101
     86,180 Wells Fargo & Co                                           4,408,107
      4,877 Zions Bancorp                                                263,748
                                                                     $36,477,834

BIOTECHNOLOGY --- 1.0%
     53,310 Amgen Inc*                                                 2,819,033
      7,580 Biogen Inc*                                                  329,503
      9,820 Chiron Corp*                                                 397,415
     11,031 Genzyme Corp*                                                451,609
     27,938 Immunex Corp*                                                758,237
     12,387 MedImmune Inc*                                               413,726
                                                                      $5,169,523

BROADCAST/MEDIA --- 0.6%
     30,500 Clear Channel Communications Inc*                          1,431,975
     48,110 Comcast Corp Class A*                                      1,286,943
     10,600 Univision Communications Inc Class A*                        423,576
                                                                      $3,142,494

BUILDING MATERIALS --- 0.2%
     23,350 Masco Corp                                                   656,135
      7,620 Sherwin-Williams Co                                          234,163
      5,140 Vulcan Materials Co                                          236,543
                                                                      $1,126,841

CHEMICALS --- 1.4%
     11,350 Air Products & Chemicals Inc                                 545,368
      5,610 Avery Dennison Corp                                          359,321
     45,884 Dow Chemical Co                                            1,459,111
     51,989 EI du Pont de Nemours & Co                                 2,313,511
      4,130 Eastman Chemical Co                                          182,133
      6,390 Engelhard Corp                                               194,384
      2,710 Great Lakes Chemical Corp                                     69,755
      5,310 Hercules Inc*                                                 64,782
     10,200 Jabil Circuit Inc*                                           208,182
      8,670 PPG Industries Inc                                           453,528
      8,250 Praxair Inc                                                  471,075
     11,447 Rohm & Haas Co                                               424,798
      3,800 Sigma-Aldrich Corp                                           180,044
                                                                      $6,925,992

COMMUNICATIONS - EQUIPMENT --- 1.2%
     14,852 Avaya Inc*                                                    91,191
    373,388 Cisco Systems Inc*                                         5,470,134
     16,740 Network Appliance Inc*                                       292,113
                                                                      $5,853,438

COMPUTER HARDWARE & SYSTEMS --- 3.4%
     17,740 Apple Computer Inc*                                          430,550
     86,297 Compaq Computer Corp                                         875,915
    132,960 Dell Computer Corp*                                        3,502,166
    112,772 EMC Corp*                                                  1,030,736
     16,510 Gateway Inc*                                                  90,475
     98,910 Hewlett-Packard Co                                         1,691,361
     87,610 International Business Machines Corp                       7,338,214
      6,820 Lexmark International Group Inc Class A*                     407,700
      5,170 NCR Corp*                                                    200,906
     29,196 Palm Inc*                                                     92,551
    165,320 Sun Microsystems Inc*                                      1,352,318
     16,110 Unisys Corp*                                                 217,485
                                                                     $17,230,377

COMPUTER SOFTWARE & SERVICES --- 5.7%
     11,920 Adobe Systems Inc                                            476,323
      5,780 Autodesk Inc                                                 106,294
     31,430 Automatic Data Processing Inc                              1,597,901
     12,230 BMC Software Inc*                                            176,846
      9,390 Citrix Systems Inc*                                          108,924
     29,075 Computer Associates International Inc                        540,795
      8,760 Computer Sciences Corp*                                      392,886
     18,850 Compuware Corp*                                              147,784
     25,700 Concord EFS Inc*                                             812,711
     24,300 Electronic Data Systems Corp                               1,318,518
      7,550 Equifax Inc                                                  206,266
     19,380 First Data Corp                                            1,540,516
      9,400 Fiserv Inc*                                                  417,924
     10,560 Intuit Inc*                                                  413,741
      4,300 Mercury Interactive Corp*                                    160,261
    275,360 Microsoft Corp*                                           14,390,314
     17,020 Novell Inc*                                                   62,974
    282,428 Oracle Corp*                                               2,835,577
     13,650 Parametric Technology Corp*                                   55,146
     19,100 Paychex Inc                                                  713,003
     15,480 PeopleSoft Inc*                                              358,672
     10,049 Rational Software Corp*                                      146,414
      6,603 Sabre Holdings Corp*                                         307,040
      6,500 Sapient Corp*                                                 31,720
     23,450 Siebel Systems Inc*                                          567,256
     20,400 VERITAS Software Corp*                                       578,136
     29,120 Yahoo! Inc*                                                  429,811
                                                                     $28,893,753

CONGLOMERATES --- 4.1%
     19,940 3M Co                                                      2,508,452
    505,430 General Electric Co                                       15,946,357
      7,270 Textron Inc                                                  357,539
    101,483 Tyco International Ltd                                     1,872,361
                                                                     $20,684,709

CONTAINERS --- 0.1%
      3,060 Ball Corp                                                    145,503
      2,860 Bemis Co Inc                                                 152,238
      7,940 Pactiv Corp*                                                 164,120
      2,670 Temple-Inland Inc                                            141,350
                                                                        $603,211

COSMETICS & PERSONAL CARE --- 0.6%
      3,070 Alberto-Culver Co Class B                                    167,530
     11,840 Avon Products Inc                                            661,264
     53,950 Gillette Co                                                1,914,146
      4,880 International Flavors & Fragrances Inc                       157,136
                                                                      $2,900,076

DISTRIBUTORS --- 0.2%
      6,850 SUPERVALU Inc                                                205,500
     34,120 SYSCO Corp                                                   989,821
                                                                      $1,195,321

ELECTRIC COMPANIES --- 2.2%
      6,120 Allegheny Energy Inc                                         256,550
      6,790 Ameren Corp                                                  283,550
     16,360 American Electric Power Co Inc                               749,288
      7,000 CMS Energy Corp                                              135,520
      8,170 Cinergy Corp                                                 290,280
     10,550 Consolidated Edison Inc                                      459,875
      8,460 Constellation Energy Group                                   270,043
      8,490 DTE Energy Co                                                384,937
     13,327 Dominion Resources Inc                                       885,179
     16,380 Edison International*                                        297,297
     11,010 Entergy Corp                                                 510,864
     16,252 Exelon Corp                                                  882,484
      9,130 FPL Group Inc                                                579,664
     14,898 FirstEnergy Corp                                             496,103
     19,590 PG&E Corp*                                                   460,365
      7,527 PPL Corp                                                     286,854
      4,070 Pinnacle West Capital Corp                                   178,347
     11,352 Progress Energy Inc                                          589,055
      5,530 Progress Energy Inc @ (CVO)*                                       0
     10,760 Public Service Enterprise Group Inc                          498,726
     14,964 Reliant Energy Inc                                           379,786
     35,220 Southern Co                                                  998,487
      7,213 TECO Energy Inc                                              200,810
     13,701 TXU Corp                                                     745,608
     18,480 Xcel Energy Inc                                              469,946
                                                                     $11,289,618

ELECTRONIC INSTRUMENTS & EQUIP --- 0.8%
     23,593 Agilent Technologies Inc*                                    708,970
     10,110 American Power Conversion Corp*                              129,914
      4,540 Cooper Industries Inc                                        198,852
     21,770 Emerson Electric Co                                        1,162,300
     10,127 Molex Inc                                                    340,470
      6,000 PerkinElmer Inc                                               76,800
      4,200 Power-One Inc*                                                35,112
     26,509 Sanmina Corp*                                                275,694
     41,795 Solectron Corp*                                              305,104
     11,750 Symbol Technologies Inc                                       99,405
      4,710 Tektronix Inc*                                               103,620
      3,090 Thomas & Betts Corp                                           72,615
      4,770 WW Grainger Inc                                              267,454
      6,871 Waters Corp*                                                 185,173
                                                                      $3,961,483

ELECTRONICS - SEMICONDUCTOR --- 4.3%
     17,180 Advanced Micro Devices Inc*                                  192,072
     19,560 Altera Corp*                                                 402,154
     18,380 Analog Devices Inc*                                          679,325
     83,200 Applied Materials Inc*                                     2,023,424
     15,200 Applied Micro Circuits Corp*                                 102,600
     13,570 Broadcom Corp Class A*                                       468,165
     13,026 Conexant Systems Inc*                                        132,865
    341,550 Intel Corp                                                 9,771,746
      9,540 KLA-Tencor Corp*                                             562,574
     18,670 LSI Logic Corp*                                              239,910
     15,870 Linear Technology Corp                                       616,708
     16,410 Maxim Integrated Products Inc*                               817,218
     30,670 Micron Technology Inc*                                       726,879
      7,446 NVIDIA Corp*                                                 259,195
      8,800 National Semiconductor Corp*                                 277,376
      7,500 Novellus Systems Inc*                                        355,500
      8,257 PMC-Sierra Inc*                                              128,479
      4,470 QLogic Corp*                                                 204,324
      9,330 Teradyne Inc*                                                307,424
     88,130 Texas Instruments Inc                                      2,725,861
      9,800 Vitesse Semiconductor Corp*                                   58,604
     16,870 Xilinx Inc*                                                  637,011
                                                                     $21,689,414

ENGINEERING & CONSTRUCTION --- 0.0%
      4,060 Fluor Corp                                                   167,800
                                                                        $167,800

FINANCIAL SERVICES --- 5.4%
      5,380 Ambac Financial Group Inc                                    338,187
     68,050 American Express Co                                        2,790,731
    261,740 Citigroup Inc                                             11,333,342
     51,070 Fannie Mae (nonvtg)                                        4,030,955
     13,040 Franklin Resources Inc                                       546,376
     35,250 Freddie Mac                                                2,303,588
     43,492 MBNA Corp                                                  1,541,791
      8,120 Moody's Corp                                                 353,870
     55,872 Morgan Stanley Dean Witter & Co                            2,666,212
     11,460 Stilwell Financial Inc                                       244,786
      6,040 T Rowe Price Group Inc                                       211,823
      7,810 USA Education Inc                                            748,589
                                                                     $27,110,250

FOOD & BEVERAGES --- 4.5%
      1,930 Adolph Coors Co Class B                                      129,021
     44,900 Anheuser-Busch Cos Inc                                     2,379,700
      3,640 Brown-Forman Corp Class B                                    286,177
     20,950 Campbell Soup Co                                             578,430
    126,580 Coca-Cola Co                                               7,026,456
     22,410 Coca-Cola Enterprises Inc                                    439,684
     27,540 ConAgra Foods Inc                                            674,730
     18,547 General Mills Inc                                            816,995
     17,750 HJ Heinz Co                                                  745,323
      6,940 Hershey Foods Corp                                           471,920
     20,560 Kellogg Co                                                   738,515
     14,300 Pepsi Bottling Group Inc                                     409,552
     88,954 PepsiCo Inc                                                4,616,713
     39,740 Sara Lee Corp                                                841,693
     29,296 Unilever NV NY Shrs                                        1,895,451
     11,280 Wm Wrigley Jr Co                                             620,400
                                                                     $22,670,760

GOLD, METALS & MINING --- 0.8%
     16,240 Alcan Inc                                                    594,871
     43,198 Alcoa Inc                                                  1,470,028
      3,855 Allegheny Technologies Inc                                    65,072
     27,491 Barrick Gold Corp                                            551,744
      7,520 Freeport-McMoRan Copper & Gold Inc Class B*                  133,555
      9,410 Inco Ltd*                                                    188,482
     19,777 Newmont Mining Corp                                          563,842
      3,700 Nucor Corp                                                   216,265
      4,244 Phelps Dodge Corp                                            151,935
     16,780 Placer Dome Inc                                              197,165
      4,300 United States Steel Corp                                      77,572
      4,580 Worthington Industries Inc                                    67,784
                                                                      $4,278,315

HARDWARE & TOOLS --- 0.1%
      4,050 Black & Decker Corp                                          197,154
      3,140 Snap-on Inc                                                   99,475
      4,540 Stanley Works                                                211,019
                                                                        $507,648

HEALTH CARE RELATED --- 1.7%
      7,340 Aetna Inc                                                    349,384
      5,171 AmericsourceBergen Corp                                      400,753
     22,915 Cardinal Health Inc                                        1,586,864
     25,970 HCA Inc                                                    1,241,106
     12,241 Health Management Associates Inc Class A*                    261,223
     19,940 HealthSouth Corp*                                            301,094
      8,720 Humana Inc*                                                  142,572
     14,910 IMS Health Inc                                               307,295
      5,230 Manor Care Inc*                                              134,097
     14,351 McKesson HBOC Inc                                            579,637
      6,230 Quintiles Transnational Corp*                                 88,466
     16,410 Tenet Healthcare Corp*                                     1,204,002
     15,720 UnitedHealth Group Inc                                     1,380,373
      7,476 Wellpoint Health Networks Inc*                               561,298
                                                                      $8,538,164

HEAVY TRUCKS & PARTS --- 0.2%
      2,200 Cummins Engine Co Inc                                         93,610
      3,650 Eaton Corp                                                   308,827
      3,140 Navistar International Corp                                  125,286
      4,130 PACCAR Inc                                                   295,171
                                                                        $822,894

HOMEBUILDING --- 0.1%
      3,180 Centex Corp                                                  179,034
      2,380 KB HOME                                                      118,643
      2,910 Pulte Corp                                                   154,812
                                                                        $452,489

HOTELS/MOTELS --- 0.4%
     29,610 Carnival Corp                                                986,309
     18,690 Hilton Hotels Corp                                           305,768
     12,030 Marriott International Inc Class A                           528,598
     10,300 Starwood Hotels & Resorts Worldwide Inc                      389,340
                                                                      $2,210,015

HOUSEHOLD GOODS --- 2.2%
     11,980 Clorox Co                                                    530,115
     28,230 Colgate-Palmolive Co                                       1,496,472
      7,340 Fortune Brands Inc                                           383,588
     26,870 Kimberly-Clark Corp                                        1,749,774
     10,160 Leggett & Platt Inc                                          267,208
      4,050 Maytag Corp                                                  186,908
     13,439 Newell Rubbermaid Inc                                        421,985
     65,930 Procter & Gamble Co                                        5,950,842
      3,080 Tupperware Corp                                               70,717
      3,600 Whirlpool Corp                                               269,820
                                                                     $11,327,429

INSURANCE RELATED --- 4.7%
     13,030 ACE Ltd                                                      567,066
     26,590 AFLAC Inc                                                    795,041
     36,500 Allstate Corp                                              1,450,510
    132,989 American International Group Inc                           9,192,200
     13,700 Aon Corp                                                     489,501
      7,540 CIGNA Corp                                                   821,860
      8,730 Chubb Corp                                                   669,591
      8,320 Cincinnati Financial Corp                                    389,875
     17,461 Conseco Inc*                                                  65,130
     12,590 Hartford Financial Services Group Inc                        872,487
      7,787 Jefferson-Pilot Corp                                         389,973
     15,000 John Hancock Financial Services Inc                          579,000
      9,730 Lincoln National Corp                                        466,067
      9,920 Loews Corp                                                   594,704
      7,650 MBIA Inc                                                     412,565
      5,460 MGIC Investment Corp                                         389,626
     13,920 Marsh & McLennan Cos Inc                                   1,407,034
     36,900 MetLife Inc                                                1,259,766
     11,760 Progressive Corp                                             676,200
      6,560 SAFECO Corp                                                  219,104
     10,328 St Paul Cos Inc                                              514,438
      6,410 Torchmark Corp                                               262,105
     12,086 UnumProvident Corp                                           341,309
      6,814 XL Capital Ltd Class A                                       642,901
                                                                     $23,468,053

INVESTMENT BANK/BROKERAGE FIRM --- 0.7%
      5,012 Bear Stearns Cos Inc                                         310,443
     69,755 Charles Schwab Corp                                          794,509
     12,280 Lehman Brothers Holdings Inc                                 724,520
     43,130 Merrill Lynch & Co Inc                                     1,808,872
                                                                      $3,638,344

LEISURE & ENTERTAINMENT --- 2.5%
    225,110 AOL Time Warner Inc*                                       4,281,592
      4,650 Brunswick Corp                                               131,084
     15,330 Harley-Davidson Inc                                          812,337
      5,470 Harrah's Entertainment Inc*                                  268,905
      4,609 International Game Technology*                               290,137
     90,476 Viacom Inc Class B*                                        4,261,420
    103,570 Walt Disney Co                                             2,400,753
                                                                     $12,446,228

MACHINERY --- 0.4%
     17,520 Caterpillar Inc                                              956,942
     11,950 Deere & Co                                                   534,882
      8,650 Ingersoll-Rand Co                                            432,068
      8,810 Thermo Electron Corp*                                        166,509
                                                                      $2,090,401

MANUFACTURING --- 1.0%
      3,185 Crane Co                                                      87,842
      7,350 Danaher Corp                                                 526,113
     10,050 Dover Corp                                                   374,463
     41,366 Honeywell International Inc                                1,517,305
      4,440 ITT Industries Inc                                           310,178
     15,360 Illinois Tool Works Inc                                    1,107,456
      4,650 Johnson Controls Inc                                         401,063
      2,530 Millipore Corp                                               101,074
      6,300 Pall Corp                                                    131,040
      5,765 Parker-Hannifin Corp                                         287,962
      4,012 Sealed Air Corp*                                             179,216
                                                                      $5,023,712

MEDICAL PRODUCTS --- 1.6%
     10,970 Applera Corp Applied Biosystems Group                        187,806
      2,890 Bausch & Lomb Inc                                            103,953
     30,100 Baxter International Inc                                   1,712,690
     12,920 Becton Dickinson & Co                                        480,236
     13,495 Biomet Inc                                                   380,964
     20,660 Boston Scientific Corp*                                      514,847
      2,690 CR Bard Inc                                                  147,789
     15,270 Guidant Corp*                                                574,152
     61,630 Medtronic Inc                                              2,754,245
      4,585 St Jude Medical Inc*                                         381,518
     10,200 Stryker Corp                                                 545,802
     10,054 Zimmer Holdings Inc*                                         348,974
                                                                      $8,132,976

MISCELLANEOUS --- 0.2%
      3,400 American Greetings Corp Class A                               60,350
     33,518 Archer-Daniels-Midland Co                                    444,784
      8,700 Cintas Corp                                                  450,399
     40,820 Nextel Communications Inc Class A*                           224,918
                                                                      $1,180,451

OFFICE EQUIPMENT & SUPPLIES --- 0.2%
     12,590 Pitney Bowes Inc                                             530,039
     35,710 Xerox Corp*                                                  316,034
                                                                        $846,073

OIL & GAS --- 6.9%
      4,480 Amerada Hess Corp                                            344,422
     12,511 Anadarko Petroleum Corp                                      673,342
      7,026 Apache Corp                                                  409,827
      3,460 Ashland Inc                                                  141,272
     16,988 Baker Hughes Inc                                             640,108
     10,340 Burlington Resources Inc                                     459,406
     54,471 ChevronTexaco Corp                                         4,723,180
     31,685 Conoco Inc Class B                                           888,764
      7,638 Devon Energy Corp                                            376,630
      5,900 EOG Resources                                                251,045
    348,022 Exxon Mobil Corp                                          13,980,044
     22,040 Halliburton Co                                               374,460
      5,082 Kerr-McGee Corp                                              303,904
     15,630 Marathon Oil Corp                                            454,208
      3,240 McDermott International Inc*                                  51,743
      7,300 Nabors Industries Inc*                                       332,515
      6,840 Noble Drilling Corp*                                         296,514
     19,010 Occidental Petroleum Corp                                    546,538
     19,340 Phillips Petroleum Co                                      1,156,725
      4,790 Rowan Cos Inc*                                               121,570
    108,120 Royal Dutch Petroleum Co NY Shrs                           5,650,351
     29,450 Schlumberger Ltd                                           1,612,388
      4,180 Sunoco Inc                                                   143,708
     16,176 Transocean Sedco Forex Inc                                   574,248
     12,650 Unocal Corp                                                  470,454
                                                                     $34,977,366

PAPER & FOREST PRODUCTS --- 0.5%
      3,050 Boise Cascade Corp                                           103,304
     11,562 Georgia-Pacific Group                                        335,067
     24,641 International Paper Co                                     1,020,877
      5,130 Louisiana-Pacific Corp                                        60,021
      9,999 MeadWestvaco Corp                                            293,571
     11,190 Weyerhaeuser Co                                              667,036
                                                                      $2,479,876

PERSONAL LOANS --- 0.5%
     11,010 Capital One Financial Corp                                   659,389
      6,240 Countrywide Credit Industries Inc                            291,470
     23,269 Household International Inc                                1,356,350
     14,710 Providian Financial Corp                                     104,441
                                                                      $2,411,650

PHARMACEUTICALS --- 9.7%
     79,020 Abbott Laboratories                                        4,263,129
      6,740 Allergan Inc                                                 444,233
     98,640 Bristol-Myers Squibb Co                                    2,840,832
     57,130 Eli Lilly & Co                                             3,773,437
      8,900 Forest Laboratories Inc*                                     686,546
    156,266 Johnson & Johnson                                          9,979,147
     12,713 King Pharmaceuticals Inc*                                    398,425
    115,530 Merck & Co Inc                                             6,277,900
    319,865 Pfizer Inc                                                11,627,093
     65,777 Pharmacia Corp                                             2,711,986
     74,270 Schering-Plough Corp                                       2,027,571
      5,500 Watson Pharmaceuticals Inc*                                  135,300
     67,200 Wyeth*                                                     3,830,400
                                                                     $48,995,999

PHOTOGRAPHY/IMAGING --- 0.1%
     14,670 Eastman Kodak Co                                             472,521
                                                                        $472,521

POLLUTION CONTROL --- 0.2%
     10,220 Allied Waste Industries Inc*                                 124,071
     32,196 Waste Management Inc                                         848,043
                                                                        $972,114

PRINTING & PUBLISHING --- 0.7%
      3,530 Deluxe Corp                                                  154,896
      4,310 Dow Jones & Co Inc                                           234,335
     13,310 Gannett Co Inc                                               975,623
      4,170 Knight-Ridder Inc                                            279,390
      9,630 McGraw-Hill Cos Inc                                          616,224
      2,690 Meredith Corp                                                115,186
      7,950 New York Times Co Class A                                    370,152
      5,940 RR Donnelley & Sons Co                                       189,842
     15,160 Tribune Co                                                   669,617
                                                                      $3,605,265

RAILROADS --- 0.4%
     19,550 Burlington Northern Santa Fe Corp                            537,430
     10,590 CSX Corp                                                     383,040
     19,730 Norfolk Southern Corp                                        422,814
     12,870 Union Pacific Corp                                           731,016
                                                                      $2,074,300

REAL ESTATE --- 0.3%
     21,048 Equity Office Properties Trust REIT                          602,604
     13,622 Equity Residential Properties Trust REIT                     384,140
      9,454 Plum Creek Timber Co Inc REIT                                287,874
                                                                      $1,274,618

RESTAURANTS --- 0.6%
      6,040 Darden Restaurants Inc                                       240,996
     65,550 McDonald's Corp                                            1,861,620
     19,500 Starbucks Corp*                                              444,990
      7,577 Tricon Global Restaurants Inc*                               477,806
      5,540 Wendy's International Inc                                    207,196
                                                                      $3,232,608

RETAIL --- 7.5%
     20,757 Albertson's Inc                                              696,190
      5,640 AutoZone Inc*                                                428,640
     15,000 Bed Bath & Beyond Inc*                                       557,550
     10,600 Best Buy Co Inc*                                             788,110
      5,950 Big Lots Inc                                                  91,987
     19,910 CVS Corp                                                     666,587
     10,510 Circuit City Stores Inc - CarMax Group                       226,596
     23,150 Costco Wholesale Corp*                                       930,630
      4,290 Dillard's Inc Class A                                        105,062
     16,827 Dollar General Corp                                          265,025
      8,641 Family Dollar Stores Inc                                     298,979
      9,910 Federated Department Stores Inc*                             393,724
     43,980 Gap Inc                                                      620,558
    119,360 Home Depot Inc                                             5,534,723
     13,220 JC Penney Co Inc                                             287,403
     16,970 Kohl's Corp*                                               1,250,689
     41,000 Kroger Co*                                                   933,570
     26,319 Limited Inc                                                  504,272
     39,360 Lowe's Cos Inc                                             1,664,534
     15,145 May Department Stores Co                                     525,229
      6,930 Nordstrom Inc                                                162,578
     15,390 Office Depot Inc*                                            294,565
      9,320 RadioShack Corp                                              290,784
     25,500 Safeway Inc*                                               1,069,725
     16,410 Sears Roebuck & Co                                           865,628
     23,520 Staples Inc*                                                 469,694
     13,840 TJX Cos Inc                                                  603,147
     45,960 Target Corp                                                2,006,154
      7,500 Tiffany & Co                                                 298,125
     10,240 Toys R Us Inc*                                               176,845
    226,620 Wal-Mart Stores Inc                                       12,658,993
     52,020 Walgreen Co                                                1,964,795
      6,980 Winn-Dixie Stores Inc                                        121,103
                                                                     $37,752,194

SAVINGS & LOANS --- 0.6%
     11,639 Charter One Financial Inc                                    411,788
      8,130 Golden West Financial Corp                                   556,011
     48,788 Washington Mutual Inc                                      1,840,771
                                                                      $2,808,570

SHOES --- 0.2%
     13,620 NIKE Inc Class B                                             726,355
      3,040 Reebok International Ltd*                                     84,056
                                                                        $810,411

SPECIALIZED SERVICES --- 0.7%
     49,738 Cendant Corp*                                                894,787
      8,852 Convergys Corp*                                              244,935
      6,530 Ecolab Inc                                                   286,732
      9,420 H&R Block Inc                                                377,930
     19,260 Interpublic Group of Cos Inc                                 594,749
      9,270 Omnicom Group Inc                                            808,715
      9,100 Robert Half International Inc*                               238,966
      5,700 TMP Worldwide Inc*                                           171,969
                                                                      $3,618,783

TELEPHONE & TELECOMMUNICATIONS --- 5.2%
     40,420 ADC Telecommunications Inc*                                  157,234
     15,570 ALLTEL Corp                                                  770,715
    180,136 AT&T Corp                                                  2,363,384
    137,397 AT&T Wireless Services Inc*                                1,229,703
      4,360 Andrew Corp*                                                  72,332
     95,770 BellSouth Corp                                             2,906,620
     16,600 CIENA Corp*                                                  124,334
      7,290 CenturyTel Inc                                               201,933
     14,310 Citizens Communications Co                                   132,654
      9,420 Comverse Technology Inc*                                     113,323
     48,250 Corning Inc                                                  322,793
     67,570 JDS Uniphase Corp*                                           293,254
    173,795 Lucent Technologies Inc*                                     799,457
    113,390 Motorola Inc                                               1,746,206
    163,216 Nortel Networks Corp                                         554,934
     38,740 QUALCOMM Inc*                                              1,168,398
     84,819 Qwest Communications International Inc                       426,640
    170,953 SBC Communications Inc                                     5,309,800
      8,100 Scientific-Atlanta Inc                                       162,000
     45,350 Sprint Corp                                                  718,798
     50,430 Sprint PCS*                                                  565,320
     20,810 Tellabs Inc*                                                 176,677
    138,258 Verizon Communications                                     5,545,528
    150,109 WorldCom Inc                                                 372,120
                                                                     $26,234,157

TEXTILES --- 0.1%
      6,424 Jones Apparel Group Inc*                                     250,215
      5,540 Liz Claiborne Inc                                            173,347
      5,740 VF Corp                                                      251,240
                                                                        $674,802

TOBACCO --- 1.3%
    110,380 Philip Morris Cos Inc                                      6,007,983
      8,240 UST Inc                                                      327,952
                                                                      $6,335,935

TOYS --- 0.1%
      8,905 Hasbro Inc                                                   142,302
     22,120 Mattel Inc                                                   456,557
                                                                        $598,859

TRANSPORTATION --- 0.2%
     15,038 FedEx Corp*                                                  777,013
      3,180 Ryder System Inc                                              90,185
                                                                        $867,198

UTILITIES --- 1.1%
     27,220 AES Corp*                                                    218,304
     16,620 Calpine Corp*                                                182,820
     42,049 Duke Energy Corp                                           1,611,738
     17,500 Dynegy Inc Class A                                           315,000
     25,980 El Paso Corp                                               1,039,200
      7,260 KeySpan Corp                                                 256,278
      6,170 Kinder Morgan Inc                                            298,690
     19,380 Mirant Corp*                                                 234,110
      2,440 NICOR Inc                                                    114,143
     10,408 NiSource Inc                                                 230,017
      1,940 Peoples Energy Corp                                           75,660
     10,435 Sempra Energy                                                266,823
     26,276 Williams Cos Inc                                             501,872
                                                                      $5,344,655

TOTAL COMMON STOCK --- 99.4%                                        $501,693,586
(Cost $496,294,547)

SHORT-TERM INVESTMENTS

AGENCY --- 0.5%
  2,577,000 Fannie Mae                                                 2,577,000
                                                                      $2,577,000

U.S. GOVERNMENTS --- 0.1%
    350,000 United States of America (1)                                 349,009
                                                                        $349,009

TOTAL SHORT-TERM INVESTMENTS --- 0.6%                                 $2,926,009
(Cost $2,926,009)

TOTAL ORCHARD S&P 500 INDEX (R) FUND --- 100.0%                     $504,619,595
(Cost $499,220,556)


The Orchard Series Fund
Schedule Of Investments
April 30, 2002

Orchard Value Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 2.6%
      1,435 Boeing Co                                                     64,001
                                                                         $64,001

BANKS --- 17.2%
      1,295 Bank of America Corp                                          93,858
      1,265 Comerica Inc                                                  79,505
      1,600 FleetBoston Financial Corp                                    56,480
      1,670 JP Morgan Chase & Co                                          58,617
      2,195 US Bancorp                                                    52,022
      1,510 Wells Fargo & Co                                              77,237
                                                                        $417,719

BUILDING MATERIALS --- 2.9%
      2,500 Masco Corp                                                    70,250
                                                                         $70,250

COMPUTER HARDWARE & SYSTEMS --- 2.6%
      2,630 Compaq Computer Corp                                          26,695
      2,190 Hewlett-Packard Co                                            37,449
                                                                         $64,144

COMPUTER SOFTWARE & SERVICES --- 2.5%
      1,140 Electronic Data Systems Corp                                  61,856
                                                                         $61,856

CONGLOMERATES --- 4.9%
      1,540 General Electric Co                                           48,587
      1,415 Textron Inc                                                   69,590
                                                                        $118,177

FINANCIAL SERVICES --- 8.1%
      1,665 Citigroup Inc                                                 72,095
        955 Household International Inc                                   55,667
      1,915 MBNA Corp                                                     67,887
                                                                        $195,649

HOUSEHOLD GOODS --- 2.7%
        860 Whirlpool Corp                                                64,457
                                                                         $64,457

INSURANCE RELATED --- 13.8%
      1,950 Allstate Corp                                                 77,493
        545 CIGNA Corp                                                    59,405
      1,010 Hartford Financial Services Group Inc                         69,993
      1,260 Jefferson-Pilot Corp                                          63,101
        645 Marsh & McLennan Cos Inc                                      65,197
                                                                        $335,189

INVESTMENT BANK/BROKERAGE FIRM --- 2.0%
        820 Lehman Brothers Holdings Inc                                  48,380
                                                                         $48,380

LEISURE & ENTERTAINMENT --- 2.9%
      3,035 Walt Disney Co                                                70,351
                                                                         $70,351

MACHINERY --- 3.1%
      1,500 Ingersoll-Rand Co                                             74,925
                                                                         $74,925

MANUFACTURING --- 5.6%
      1,945 Honeywell International Inc                                   71,343
        755 Johnson Controls Inc                                          65,119
                                                                        $136,462

OFFICE EQUIPMENT & SUPPLIES --- 2.8%
      1,620 Pitney Bowes Inc                                              68,202
                                                                         $68,202

OIL & GAS --- 7.5%
      1,665 Baker Hughes Inc                                              62,737
      1,005 Schlumberger Ltd                                              55,024
      1,781 Transocean Sedco Forex Inc                                    63,226
                                                                        $180,987

PHARMACEUTICALS --- 1.9%
        855 Merck & Co Inc                                                46,461
                                                                         $46,461

PRINTING & PUBLISHING --- 2.7%
        885 Gannett Co Inc                                                64,871
                                                                         $64,871

RAILROADS --- 2.8%
      1,215 Union Pacific Corp                                            69,012
                                                                         $69,012

RETAIL --- 2.9%
      2,095 Albertson's Inc                                               70,266
                                                                         $70,266

SAVINGS & LOANS --- 2.9%
      1,895 Washington Mutual Inc                                         71,498
                                                                         $71,498

TELEPHONE & TELECOMMUNICATIONS --- 5.6%
      1,640 BellSouth Corp                                                49,774
      1,165 SBC Communications Inc                                        36,185
      1,235 Verizon Communications                                        49,536
                                                                        $135,495

TOTAL COMMON STOCK --- 100.0%                                         $2,428,352
(Cost $2,512,963)

TOTAL ORCHARD VALUE FUND --- 100.0%                                   $2,428,352
(Cost $2,512,963)